Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
July 31, 2025
TMX-NPRT3-0925
1.9891459.106
Common Stocks - 99.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	48,599	1,075,010
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	102,148	7,011,439
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	61,381	615,037
Liberty Global Ltd Class C (b)	84,911	868,640

TOTAL BELGIUM		1,483,677
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	26,232	188,870
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	22,826	5,563,610
TOTAL BERMUDA		5,752,480
CANADA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	46,333	270,121
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	11,467	485,627
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	86,661	9,381,921
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	125,206	2,152,291
Hut 8 Corp (United States) (b)(c)	42,988	912,635
		3,064,926
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	20,048	203,688
TOTAL CANADA		13,406,283
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	84,579	330,703
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	26,309	255,197
Paper & Forest Products - 0.0%
Mercer International Inc	20,977	77,825
TOTAL GERMANY		333,022
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	217,081	466,724
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	11,536	256,906
IRELAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	17,919	194,959
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	16,741	115,011
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	7,391	408,796
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	293,503	78,394,651
TOTAL IRELAND		79,113,417
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	46,027	655,424
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	60,909	1,913,152
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	19,201	868,077
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	22,801	317,390
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	118,548	25,342,006
TOTAL NETHERLANDS		25,659,396
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	7,882	134,624
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	25,602	180,494
Liberty Latin America Ltd Class C (b)	47,573	339,671
		520,165
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	75,468	1,571,999
Ofg Bancorp	21,402	912,153
Popular Inc	32,368	3,708,726
		6,192,878
Financial Services - 0.0%
EVERTEC Inc	29,603	1,070,148
TOTAL FINANCIALS		7,263,026

TOTAL PUERTO RICO		7,783,191
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	24,893	815,495
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	33,356	3,720,862
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	42,316	829,817
TOTAL SWEDEN		4,550,679
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	54,246	707,368
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	40,706	2,290,120
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	139,179	28,636,079
TOTAL SWITZERLAND		31,633,567
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	7,124	147,039
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	16,755	5,424,097
TOTAL THAILAND		5,571,136
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	82,880	25,051,309
Soho House & Co Inc Class A (b)	16,027	101,771
		25,153,080
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	196,446	7,144,741
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	12,403	149,084
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	200,486	9,272,478
TOTAL UNITED KINGDOM		41,719,383
UNITED STATES - 99.0%
Communication Services - 9.1%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	8,715	193,560
AST SpaceMobile Inc Class A (b)(c)	89,719	4,770,359
AT&T Inc	3,373,365	92,463,935
Atn International Inc	5,224	89,592
Bandwidth Inc Class A (b)	13,934	193,822
Cogent Communications Holdings Inc	19,452	886,817
Frontier Communications Parent Inc (b)	103,932	3,818,462
GCI Liberty Inc/DEL Class A (b)(d)	19,818	0
Globalstar Inc (b)	24,137	566,978
IDT Corp Class B	9,460	557,289
Iridium Communications Inc	50,739	1,241,076
Lumen Technologies Inc (b)	479,604	2,134,238
Shenandoah Telecommunications Co	20,803	305,388
Verizon Communications Inc	1,976,641	84,521,169
		191,742,685
Entertainment - 1.6%
AMC Entertainment Holdings Inc Class A (b)(c)	205,897	597,101
Atlanta Braves Holdings Inc Class A (b)(c)	4,437	208,983
Atlanta Braves Holdings Inc Class C (b)	19,441	866,291
Cinemark Holdings Inc (c)	47,162	1,267,243
Electronic Arts Inc	107,054	16,324,664
Eventbrite Inc Class A (b)	39,415	96,173
Liberty Media Corp-Liberty Formula One Class A (b)	17,612	1,587,193
Liberty Media Corp-Liberty Formula One Class C (b)	98,770	9,911,570
Liberty Media Corp-Liberty Live Class A (b)	7,227	591,168
Liberty Media Corp-Liberty Live Class C (b)	23,903	2,013,350
Live Nation Entertainment Inc (b)	73,899	10,914,882
Madison Square Garden Entertainment Corp Class A (b)	18,814	710,981
Madison Square Garden Sports Corp Class A (b)	7,772	1,570,721
Marcus Corp/The	11,212	183,540
Netflix Inc (b)	199,485	231,282,910
ROBLOX Corp Class A (b)	259,972	35,821,542
Roku Inc Class A (b)	60,837	5,728,412
Sphere Entertainment Co Class A (b)(c)	12,387	533,260
Starz Entertainment Corp	6,458	93,964
Take-Two Interactive Software Inc (b)	79,354	17,674,516
TKO Group Holdings Inc Class A	31,551	5,300,884
Vivid Seats Inc Class A (b)(c)	51,172	79,317
Walt Disney Co/The	842,620	100,364,468
Warner Bros Discovery Inc (b)	1,054,360	13,885,921
Warner Music Group Corp Class A	68,781	2,012,532
		459,621,586
Interactive Media & Services - 6.2%
Alphabet Inc Class A	2,728,738	523,644,822
Alphabet Inc Class C	2,200,359	424,361,237
Angi Inc Class A (b)	20,208	327,774
Bumble Inc Class A (b)	36,733	285,783
Cargurus Inc Class A (b)	39,576	1,298,884
Cars.com Inc (b)	27,086	348,597
EverQuote Inc Class A (b)	12,988	319,375
fuboTV Inc (b)(c)	156,608	623,300
IAC Inc Class A (b)	30,842	1,212,091
Match Group Inc	115,527	3,959,110
MediaAlpha Inc Class A (b)	14,941	149,709
Meta Platforms Inc Class A	1,017,780	787,191,763
Nextdoor Holdings Inc Class A (b)	110,948	194,159
Pinterest Inc Class A (b)	278,264	10,740,990
QuinStreet Inc (b)	26,796	439,722
Reddit Inc Class A (b)	51,539	8,276,648
Rumble Inc Class A (b)(c)	49,876	420,953
Shutterstock Inc	11,003	210,817
Snap Inc Class A (b)	499,555	4,710,804
Teads Holding Co (b)	16,852	42,636
TripAdvisor Inc Class A	55,205	965,535
Trump Media & Technology Group Corp (b)	43,283	761,348
Vimeo Inc Class A (b)	71,054	269,295
Yelp Inc Class A (b)	29,823	1,026,806
Ziff Davis Inc (b)	19,603	610,045
ZipRecruiter Inc Class A (b)	33,020	138,684
ZoomInfo Technologies Inc (b)	121,542	1,316,300
		1,773,847,187
Media - 0.5%
Altice USA Inc Class A (b)	111,683	290,376
AMC Networks Inc Class A (b)	13,560	81,224
Boston Omaha Corp (b)	10,031	134,917
Cable One Inc (c)	2,116	270,806
Cardlytics Inc (b)(c)	27,986	57,090
Charter Communications Inc Class A (b)	44,757	12,055,746
Clear Channel Outdoor Holdings Inc (b)	149,716	158,699
Comcast Corp Class A	1,745,581	58,005,657
DoubleVerify Holdings Inc (b)	63,574	973,954
EchoStar Corp Class A (b)(c)	62,716	2,043,914
EW Scripps Co/The Class A (b)	29,541	88,328
Fox Corp Class A	103,358	5,763,242
Fox Corp Class B	58,352	2,984,121
Gannett Co Inc (b)	54,743	208,571
Gray Media Inc	38,156	172,084
Ibotta Inc Class A (b)	2,989	108,650
iHeartMedia Inc Class A (b)	52,665	98,484
Integral Ad Science Holding Corp (b)	34,370	281,834
Interpublic Group of Cos Inc/The	173,901	4,277,965
John Wiley & Sons Inc Class A	18,921	730,351
Liberty Broadband Corp Class A (b)	7,074	432,434
Liberty Broadband Corp Class C (b)	53,350	3,271,422
Magnite Inc (b)	58,228	1,339,826
National CineMedia Inc	43,617	209,798
New York Times Co/The Class A	75,987	3,942,965
News Corp Class A	168,192	4,931,389
News Corp Class B	60,202	2,011,951
Nexstar Media Group Inc	13,353	2,498,480
Omnicom Group Inc	91,494	6,592,143
Paramount Global Class B (c)	282,462	3,550,547
PubMatic Inc Class A (b)	20,132	241,785
Scholastic Corp	11,372	280,547
Sinclair Inc Class A	19,938	288,303
Sirius XM Holdings Inc	102,706	2,169,151
Stagwell Inc Class A (b)	47,524	272,313
TechTarget Inc	13,980	101,215
TEGNA Inc	74,909	1,250,980
Thryv Holdings Inc (b)	20,219	266,082
Trade Desk Inc (The) Class A (b)	210,217	18,280,470
WideOpenWest Inc (b)	26,324	88,712
		140,806,526
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	27,171	430,932
NII Holdings Inc (b)(d)	11,652	0
Spok Holdings Inc	9,568	175,477
T-Mobile US Inc	223,653	53,321,113
Telephone and Data Systems Inc	46,683	1,822,504
United States Cellular Corp (b)	6,711	489,433
		56,239,459
TOTAL COMMUNICATION SERVICES		2,622,257,443

Consumer Discretionary - 10.3%
Automobile Components - 0.1%
Adient PLC (b)	38,536	826,212
American Axle & Manufacturing Holdings Inc (b)	53,792	239,374
BorgWarner Inc	104,108	3,831,174
Cooper-Standard Holdings Inc (b)	7,811	188,245
Dana Inc	59,592	948,705
Dorman Products Inc (b)	12,699	1,531,753
Fox Factory Holding Corp (b)	18,992	576,787
Gentex Corp	105,026	2,774,787
Gentherm Inc (b)	14,329	459,101
Goodyear Tire & Rubber Co/The (b)	134,858	1,386,340
LCI Industries	11,853	1,126,035
Lear Corp	25,117	2,368,282
Luminar Technologies Inc Class A (b)(c)	21,002	62,376
Modine Manufacturing Co (b)	24,503	3,297,124
Patrick Industries Inc	15,562	1,513,249
Phinia Inc	18,917	959,092
QuantumScape Corp Class A (b)(c)	200,090	1,720,774
Solid Power Inc (b)(c)	64,448	205,589
Standard Motor Products Inc	9,839	298,712
Stoneridge Inc (b)	13,821	106,422
Visteon Corp (b)	12,807	1,423,498
XPEL Inc (b)(e)	10,388	339,584
		26,183,215
Automobiles - 1.6%
Ford Motor Co	1,833,117	20,292,605
General Motors Co	451,010	24,056,873
Harley-Davidson Inc	51,323	1,248,689
Lucid Group Inc Class A (b)(c)	559,573	1,376,550
Rivian Automotive Inc Class A (b)(c)	383,165	4,931,334
Tesla Inc (b)	1,313,653	404,959,810
Thor Industries Inc (c)	24,876	2,263,467
Winnebago Industries Inc	13,083	388,827
		459,518,155
Broadline Retail - 3.7%
Amazon.com Inc (b)	4,429,292	1,036,941,550
Dillard's Inc Class A (c)	1,417	661,640
eBay Inc	216,456	19,859,838
Etsy Inc (b)	48,673	2,836,176
Groupon Inc (b)	11,583	357,220
Kohl's Corp (c)	51,667	560,070
Macy's Inc	129,965	1,641,458
Ollie's Bargain Outlet Holdings Inc (b)	28,805	3,935,627
Savers Value Village Inc (b)	12,396	129,042
		1,066,922,621
Distributors - 0.1%
A-Mark Precious Metals Inc	8,217	174,858
Genuine Parts Co	65,193	8,402,074
LKQ Corp	120,439	3,549,337
Pool Corp	17,705	5,455,619
		17,581,888
Diversified Consumer Services - 0.1%
ADT Inc	180,101	1,503,843
Adtalem Global Education Inc (b)	16,833	1,923,507
American Public Education Inc (b)	8,085	238,669
Bright Horizons Family Solutions Inc (b)	26,747	3,025,086
Carriage Services Inc	5,845	262,557
Coursera Inc (b)	60,791	768,398
Duolingo Inc Class A (b)	18,376	6,368,203
European Wax Center Inc Class A (b)	14,784	69,188
Frontdoor Inc (b)	34,410	2,012,985
Graham Holdings Co Class B	1,575	1,502,834
Grand Canyon Education Inc (b)	13,339	2,249,356
H&R Block Inc	62,840	3,414,726
KinderCare Learning Cos Inc (b)	11,138	107,036
Laureate Education Inc (b)	62,494	1,412,364
Lincoln Educational Services Corp (b)	13,310	304,400
Matthews International Corp Class A	14,350	337,082
Mister Car Wash Inc (b)(c)	42,584	245,923
Nerdy Inc Class A (b)	42,186	63,700
Perdoceo Education Corp	28,992	834,390
Service Corp International/US	66,776	5,095,677
Strategic Education Inc	11,312	838,728
Stride Inc (b)	20,110	2,578,705
Udemy Inc (b)	41,573	316,371
Universal Technical Institute Inc (b)	19,994	644,207
		36,117,935
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	25,214	324,252
Airbnb Inc Class A (b)	202,411	26,801,241
Aramark	122,904	5,230,794
Biglari Holdings Inc Class B (b)	305	94,038
BJ's Restaurants Inc (b)	10,489	371,625
Bloomin' Brands Inc	34,826	317,265
Booking Holdings Inc	15,249	83,931,411
Boyd Gaming Corp	28,738	2,439,856
Brinker International Inc (b)	20,797	3,277,607
Caesars Entertainment Inc (b)	97,169	2,592,469
Carnival Corp (b)	492,490	14,661,427
Cava Group Inc (b)	38,339	3,374,215
Cheesecake Factory Inc/The	21,344	1,364,095
Chipotle Mexican Grill Inc (b)	631,732	27,088,668
Choice Hotels International Inc (c)	10,422	1,330,994
Churchill Downs Inc	33,954	3,634,436
Cracker Barrel Old Country Store Inc	10,275	637,050
Darden Restaurants Inc	54,875	11,066,641
Dave & Buster's Entertainment Inc (b)	13,087	382,664
Denny's Corp (b)(c)	23,038	85,701
Dine Brands Global Inc	7,011	158,519
Domino's Pizza Inc	16,025	7,422,940
DoorDash Inc Class A (b)	160,780	40,235,195
DraftKings Inc Class A (b)	232,392	10,466,936
Dutch Bros Inc Class A (b)	59,593	3,532,077
El Pollo Loco Holdings Inc (b)	10,952	112,806
Expedia Group Inc Class A	56,927	10,259,384
First Watch Restaurant Group Inc (b)	19,869	343,535
Global Business Travel Group I Class A (b)	38,597	248,179
Golden Entertainment Inc	9,527	267,899
Hilton Grand Vacations Inc (b)(c)	27,147	1,216,729
Hilton Worldwide Holdings Inc	111,402	29,864,648
Hyatt Hotels Corp Class A	19,749	2,784,017
Jack in the Box Inc (c)	8,384	165,165
Krispy Kreme Inc	38,523	139,453
Kura Sushi USA Inc Class A (b)	2,654	232,862
Las Vegas Sands Corp	158,969	8,329,976
Life Time Group Holdings Inc (b)	57,459	1,650,222
Light & Wonder Inc Class A (b)	39,671	3,821,111
Lindblad Expeditions Holdings Inc (b)	16,884	201,764
Lucky Strike Entertainment Corp Class A (c)	12,401	122,770
Marriott International Inc/MD Class A1	106,572	28,116,891
Marriott Vacations Worldwide Corp	14,952	1,113,475
McDonald's Corp	335,106	100,555,257
MGM Resorts International (b)	96,338	3,511,520
Monarch Casino & Resort Inc	5,870	604,375
Norwegian Cruise Line Holdings Ltd (b)	209,538	5,355,791
Papa John's International Inc	15,089	639,924
Penn Entertainment Inc (b)	68,329	1,234,022
Planet Fitness Inc Class A (b)	39,227	4,283,196
Portillo's Inc Class A (b)	26,309	262,038
Potbelly Corp (b)	11,473	138,020
Pursuit Attractions and Hospitality Inc (b)	10,025	303,156
Rci Hospitality Holdings Inc	3,746	134,219
Red Rock Resorts Inc Class A	23,112	1,417,921
Royal Caribbean Cruises Ltd	117,129	37,231,795
Rush Street Interactive Inc Class A (b)	42,556	857,929
Sabre Corp (b)	186,797	565,995
Serve Robotics Inc (b)(c)	12,651	128,914
Shake Shack Inc Class A (b)	18,921	2,276,953
Six Flags Entertainment Corp (b)	45,424	1,360,903
Starbucks Corp	532,674	47,493,214
Sweetgreen Inc Class A (b)(c)	49,770	641,038
Target Hospitality Corp (b)	15,365	116,620
Texas Roadhouse Inc	31,103	5,758,098
Travel + Leisure Co	31,124	1,844,097
United Parks & Resorts Inc (b)	13,465	637,298
Vail Resorts Inc (c)	17,452	2,622,338
Viking Holdings Ltd (b)	81,416	4,780,748
Wendy's Co/The	75,948	748,088
Wingstop Inc	13,097	4,942,022
Wyndham Hotels & Resorts Inc	36,174	3,110,964
Wynn Resorts Ltd	41,302	4,503,157
Xponential Fitness Inc Class A (b)	12,753	133,396
Yum! Brands Inc	130,278	18,779,574
		596,785,582
Household Durables - 0.4%
Beazer Homes USA Inc (b)	13,145	308,908
Cavco Industries Inc (b)	3,735	1,507,707
Century Communities Inc	12,695	714,602
Champion Homes Inc (b)	24,577	1,496,739
Cricut Inc Class A	24,006	117,629
DR Horton Inc	129,972	18,565,200
Dream Finders Homes Inc Class A (b)(c)	12,709	321,792
Ethan Allen Interiors Inc	10,445	310,948
Flexsteel Industries Inc	1,657	56,354
Garmin Ltd	72,218	15,798,410
Green Brick Partners Inc (b)	14,367	889,892
Helen of Troy Ltd (b)	10,506	230,922
Hovnanian Enterprises Inc Class A (b)	2,117	252,918
Installed Building Products Inc (c)	10,677	2,159,850
KB Home	33,704	1,862,483
La-Z-Boy Inc	19,143	688,574
Legacy Housing Corp (b)	5,009	112,101
Leggett & Platt Inc	61,224	584,689
Lennar Corp Class A	106,674	11,966,690
Lennar Corp Class B	7,696	824,857
LGI Homes Inc (b)	9,432	502,443
Lovesac Co/The (b)	6,781	122,126
M/I Homes Inc (b)	12,587	1,512,832
Meritage Homes Corp	33,783	2,274,947
Mohawk Industries Inc (b)	24,405	2,794,617
Newell Brands Inc	199,036	1,116,592
NVR Inc (b)	1,377	10,395,648
PulteGroup Inc	94,271	10,645,081
SharkNinja Inc (b)	31,078	3,608,156
Smith Douglas Homes Corp Class A (b)(c)	4,050	76,302
Somnigroup International Inc	96,819	7,007,759
Sonos Inc (b)	54,755	591,902
Taylor Morrison Home Corp (b)	46,676	2,766,953
Toll Brothers Inc	46,634	5,519,600
TopBuild Corp (b)	13,256	4,910,420
Tri Pointe Homes Inc (b)	42,628	1,312,942
Whirlpool Corp (c)	26,130	2,169,835
		116,099,420
Leisure Products - 0.0%
Acushnet Holdings Corp	12,481	993,737
Brunswick Corp/DE	30,843	1,797,838
Funko Inc Class A (b)	15,901	61,060
Hasbro Inc	62,054	4,663,979
JAKKS Pacific Inc	4,016	71,123
Johnson Outdoors Inc Class A	2,520	83,664
Latham Group Inc (b)	21,047	142,699
Malibu Boats Inc Class A (b)	8,908	296,725
MasterCraft Boat Holdings Inc (b)	5,769	111,572
Mattel Inc (b)	150,309	2,556,756
Peloton Interactive Inc Class A (b)	177,824	1,269,663
Polaris Inc	25,494	1,348,888
Smith & Wesson Brands Inc	20,668	164,311
Sturm Ruger & Co Inc	7,937	271,128
Topgolf Callaway Brands Corp (b)	64,834	599,715
YETI Holdings Inc (b)	38,797	1,425,402
		15,858,260
Specialty Retail - 1.9%
1-800-Flowers.com Inc Class A (b)(c)	10,791	63,775
Abercrombie & Fitch Co Class A (b)	22,230	2,134,525
Academy Sports & Outdoors Inc	31,134	1,581,296
Advance Auto Parts Inc	28,207	1,496,945
America's Car-Mart Inc/TX (b)	3,537	159,306
American Eagle Outfitters Inc	74,506	804,665
Arhaus Inc Class A (b)	24,305	212,912
Arko Corp	32,159	134,103
Asbury Automotive Group Inc (b)	9,151	2,032,620
AutoNation Inc (b)	11,570	2,228,845
AutoZone Inc (b)	7,844	29,559,173
BARK Inc (b)	55,352	47,680
Barnes & Noble Education Inc (b)	9,678	85,457
Bath & Body Works Inc	99,363	2,877,552
Best Buy Co Inc	90,441	5,884,091
Beyond Inc (b)	24,672	220,814
Boot Barn Holdings Inc (b)	14,240	2,447,856
Buckle Inc/The	14,047	693,500
Build-A-Bear Workshop Inc	5,464	277,079
Burlington Stores Inc (b)	29,583	8,074,976
Caleres Inc	15,464	212,321
Camping World Holdings Inc Class A	29,837	412,944
CarMax Inc (b)	71,050	4,022,141
Carvana Co Class A (b)	58,260	22,731,304
Chewy Inc Class A (b)	103,048	3,781,862
Children's Place Inc/The (b)(c)	8,583	41,198
Citi Trends Inc (b)	3,572	109,017
Designer Brands Inc Class A	14,968	42,210
Dick's Sporting Goods Inc	26,555	5,616,648
EVgo Inc Class A (b)	60,688	204,519
Five Below Inc (b)	25,892	3,534,776
Floor & Decor Holdings Inc Class A (b)	50,869	3,898,600
Foot Locker Inc (b)	38,110	954,274
GameStop Corp Class A (b)(c)	190,880	4,285,256
Gap Inc/The	103,753	2,019,033
Genesco Inc (b)	5,056	121,647
Group 1 Automotive Inc	5,910	2,435,807
Guess? Inc (c)	12,550	163,150
Haverty Furniture Cos Inc	7,224	149,031
Home Depot Inc/The	465,829	171,196,816
J Jill Inc	3,396	53,249
Lands' End Inc (b)(c)	5,550	65,102
Leslie's Inc (b)	84,587	31,381
Lithia Motors Inc Class A	12,138	3,495,744
Lowe's Cos Inc	262,411	58,667,227
MarineMax Inc (b)	9,084	206,025
Monro Inc	13,900	195,921
Murphy USA Inc	8,458	3,065,856
National Vision Holdings Inc (b)	36,364	882,191
O'Reilly Automotive Inc (b)	400,826	39,409,212
ODP Corp/The (b)	13,827	246,674
OneWater Marine Inc Class A (b)(c)	6,100	93,574
Penske Automotive Group Inc	8,738	1,462,829
Petco Health & Wellness Co Inc Class A (b)	40,210	121,032
RealReal Inc/The (b)	42,360	222,814
Restoration Hardware Inc (b)	7,015	1,442,424
Revolve Group Inc Class A (b)	19,191	398,213
Ross Stores Inc	154,331	21,072,355
Sally Beauty Holdings Inc (b)	47,072	458,481
Shoe Carnival Inc	8,164	167,035
Signet Jewelers Ltd	20,279	1,604,069
Sleep Number Corp (b)(c)	12,974	95,099
Sonic Automotive Inc Class A	6,686	483,732
Stitch Fix Inc Class A (b)	54,842	259,403
ThredUp Inc Class A (b)	45,333	374,451
TJX Cos Inc/The	523,297	65,166,175
Tractor Supply Co	248,403	14,146,551
Ulta Beauty Inc (b)	21,141	10,887,826
Upbound Group Inc	23,531	485,562
Urban Outfitters Inc (b)	26,628	2,004,556
Valvoline Inc (b)	59,264	2,089,056
Victoria's Secret & Co (b)	36,911	693,927
Warby Parker Inc Class A (b)	43,163	1,033,754
Wayfair Inc Class A (b)	48,461	3,180,980
Williams-Sonoma Inc	57,613	10,776,512
Winmark Corp	1,364	514,801
Zumiez Inc (b)	6,881	94,339
		532,597,856
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	55,659	1,012,437
Carter's Inc	16,705	404,929
Columbia Sportswear Co	14,555	823,376
Crocs Inc (b)	26,376	2,630,478
Deckers Outdoor Corp (b)	71,108	7,549,536
Figs Inc Class A (b)	58,753	381,895
G-III Apparel Group Ltd (b)	17,759	419,112
Hanesbrands Inc (b)	161,395	660,106
Kontoor Brands Inc	23,736	1,321,146
Lakeland Industries Inc (c)	4,060	56,474
Levi Strauss & Co Class A	45,840	902,590
Lululemon Athletica Inc (b)	51,856	10,398,684
Movado Group Inc	7,689	119,255
NIKE Inc Class B	552,537	41,268,989
Oxford Industries Inc	6,790	259,242
PVH Corp	22,457	1,648,793
Ralph Lauren Corp Class A	18,674	5,578,858
Skechers USA Inc Class A (b)	61,019	3,859,452
Steven Madden Ltd	33,332	800,135
Tapestry Inc	97,218	10,502,461
Under Armour Inc Class A (b)	67,010	444,946
Under Armour Inc Class C (b)	81,552	513,778
VF Corp	155,901	1,827,160
Wolverine World Wide Inc	38,516	869,691
		94,253,523
TOTAL CONSUMER DISCRETIONARY		2,961,918,455

Consumer Staples - 5.0%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	3,900	807,612
Brown-Forman Corp Class A	24,662	706,320
Brown-Forman Corp Class B	85,524	2,467,367
Celsius Holdings Inc (b)	73,964	3,353,528
Coca-Cola Co/The	1,815,351	123,244,179
Coca-Cola Consolidated Inc	27,407	3,062,732
Constellation Brands Inc Class A	71,763	11,987,292
Keurig Dr Pepper Inc	636,283	20,774,640
MGP Ingredients Inc	6,351	179,605
Molson Coors Beverage Co Class B	80,490	3,921,473
Monster Beverage Corp (b)	329,653	19,367,114
National Beverage Corp (b)	10,696	490,091
PepsiCo Inc	642,738	88,646,425
Primo Brands Corp Class A	119,200	3,291,112
Vita Coco Co Inc/The (b)	18,468	651,182
		282,950,672
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	188,884	3,630,350
Andersons Inc/The	14,889	534,813
BJ's Wholesale Club Holdings Inc (b)	62,123	6,578,826
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Casey's General Stores Inc	17,379	9,039,339
Chefs' Warehouse Inc/The (b)	16,197	1,110,466
Costco Wholesale Corp	207,988	195,433,844
Dollar General Corp	103,224	10,828,198
Dollar Tree Inc (b)	92,502	10,503,602
Grocery Outlet Holding Corp (b)	44,772	589,647
Guardian Pharmacy Services Inc Class A (b)	8,504	177,734
Ingles Markets Inc Class A	6,762	425,533
Kroger Co/The	286,920	20,113,092
Maplebear Inc (b)	76,695	3,679,059
Natural Grocers by Vitamin Cottage Inc	4,797	181,758
Performance Food Group Co (b)	73,467	7,376,087
PriceSmart Inc	11,586	1,245,495
SpartanNash Co	16,478	437,326
Sprouts Farmers Market Inc (b)	46,009	6,972,204
Sysco Corp	227,224	18,087,030
Target Corp	212,824	21,388,812
United Natural Foods Inc (b)	28,656	792,052
US Foods Holding Corp (b)	108,604	9,049,971
Walgreens Boots Alliance Inc	338,431	3,939,337
Walmart Inc	2,025,421	198,450,751
Weis Markets Inc	7,515	544,161
		531,109,487
Food Products - 0.6%
Alico Inc	2,687	86,736
Archer-Daniels-Midland Co	225,087	12,195,214
B&G Foods Inc (c)	35,353	144,947
Beyond Meat Inc (b)(c)	36,232	110,145
BRC Inc Class A (b)(c)	27,410	46,597
Bunge Global SA	63,054	5,029,187
Cal-Maine Foods Inc	20,263	2,252,030
Calavo Growers Inc	7,704	202,615
Conagra Brands Inc	224,603	4,101,251
Darling Ingredients Inc (b)	73,791	2,389,353
Flowers Foods Inc	91,439	1,449,308
Fresh Del Monte Produce Inc	15,777	593,057
Freshpet Inc (b)	22,629	1,546,013
General Mills Inc	257,966	12,635,175
Hain Celestial Group Inc (b)	38,332	60,181
Hershey Co/The	69,372	12,912,210
Hormel Foods Corp	137,412	3,859,903
Ingredion Inc	30,076	3,956,197
J & J Snack Foods Corp	7,170	809,421
JM Smucker Co	49,643	5,328,680
John B Sanfilippo & Son Inc	4,244	268,688
Kellanova	125,760	10,039,421
Kraft Heinz Co/The	406,024	11,149,419
Lamb Weston Holdings Inc	66,289	3,783,113
Limoneira Co	8,370	122,872
Mama's Creations Inc (b)	17,452	144,154
Marzetti Company/The	8,991	1,598,240
McCormick & Co Inc/MD	118,833	8,393,175
Mission Produce Inc (b)	19,877	245,282
Mondelez International Inc	607,466	39,296,976
Pilgrim's Pride Corp	18,625	882,639
Post Holdings Inc (b)	20,900	2,211,429
Seaboard Corp	117	370,560
Seneca Foods Corp Class A (b)	2,065	216,267
Simply Good Foods Co/The (b)	42,806	1,303,871
The Campbell's Company	91,654	2,925,596
Tootsie Roll Industries Inc Class A	7,927	300,671
TreeHouse Foods Inc (b)	20,595	395,836
Tyson Foods Inc Class A	134,347	7,026,348
Utz Brands Inc Class A	35,969	468,676
Vital Farms Inc (b)(c)	14,902	554,354
Westrock Coffee Co (b)	15,412	102,490
WK Kellogg Co	30,917	712,637
		162,220,934
Household Products - 0.8%
Central Garden & Pet Co (b)	6,642	259,171
Central Garden & Pet Co Class A (b)	20,436	725,887
Church & Dwight Co Inc	115,876	10,865,693
Clorox Co/The	57,754	7,251,592
Colgate-Palmolive Co	380,163	31,876,668
Energizer Holdings Inc	30,194	679,969
Kimberly-Clark Corp	155,690	19,402,088
Oil-Dri Corp of America	4,712	265,756
Procter & Gamble Co/The	1,098,762	165,330,718
Reynolds Consumer Products Inc	25,109	564,701
Spectrum Brands Holdings Inc	11,931	638,428
WD-40 Co	6,397	1,371,517
		239,232,188
Personal Care Products - 0.1%
BellRing Brands Inc (b)	59,317	3,237,522
Coty Inc Class A (b)	168,294	816,226
Edgewell Personal Care Co	22,348	563,840
elf Beauty Inc (b)	26,478	3,208,869
Estee Lauder Cos Inc/The Class A	109,679	10,237,438
Herbalife Ltd (b)	46,404	426,917
Honest Co Inc/The (b)	38,052	175,419
Interparfums Inc	8,366	1,008,940
Kenvue Inc	899,341	19,281,871
Medifast Inc (b)(c)	4,771	65,696
Nu Skin Enterprises Inc Class A	22,625	189,598
Olaplex Holdings Inc (b)	62,922	87,461
USANA Health Sciences Inc (b)	5,109	150,153
		39,449,950
Tobacco - 0.6%
Altria Group Inc	789,777	48,918,787
Philip Morris International Inc	729,745	119,714,668
Turning Point Brands Inc	8,562	710,132
Universal Corp/VA	11,338	617,581
		169,961,168
TOTAL CONSUMER STAPLES		1,424,924,399

Energy - 3.0%
Energy Equipment & Services - 0.3%
Archrock Inc	83,699	1,955,209
Aris Water Solutions Inc Class A	12,990	276,297
Atlas Energy Solutions Inc	33,312	433,056
Baker Hughes Co Class A	464,806	20,939,510
Bristow Group Inc (b)	11,503	397,659
Cactus Inc Class A	32,338	1,368,221
Core Laboratories Inc	21,268	232,672
DMC Global Inc (b)	10,437	84,435
Expro Group Holdings NV (b)	48,870	526,819
Halliburton Co	403,832	9,045,837
Helix Energy Solutions Group Inc (b)	66,174	392,412
Helmerich & Payne Inc	46,135	747,848
Innovex International Inc (b)	17,884	293,655
Kodiak Gas Services Inc	18,216	588,923
Liberty Energy Inc Class A	74,943	924,797
Nabors Industries Ltd (b)(c)	7,331	254,972
Natural Gas Services Group Inc (b)	4,414	106,333
Noble Corp PLC	61,653	1,652,917
NOV Inc	176,260	2,217,351
Oceaneering International Inc (b)	46,700	1,013,390
Oil States International Inc (b)	27,669	138,068
Patterson-UTI Energy Inc	161,769	956,055
ProPetro Holding Corp (b)	35,110	188,190
Ranger Energy Services Inc Class A	7,465	99,956
RPC Inc	39,863	185,363
Schlumberger NV	638,383	21,577,345
Select Water Solutions Inc Class A	43,617	420,032
Solaris Energy Infrastructure Inc Class A	17,917	585,348
TETRA Technologies Inc (b)	54,749	224,471
Tidewater Inc (b)	21,483	1,074,365
Transocean Ltd (b)(c)	381,766	1,114,757
Valaris Ltd (b)(c)	30,530	1,484,674
Weatherford International PLC	34,008	1,923,152
		73,424,089
Oil, Gas & Consumable Fuels - 2.7%
Amplify Energy Corp (b)	16,571	62,970
Antero Midstream Corp	157,726	2,894,272
Antero Resources Corp (b)	136,386	4,763,963
APA Corp	168,483	3,250,037
Berry Corp	35,942	108,545
California Resources Corp	32,592	1,570,283
Calumet Inc (b)	33,536	534,564
Centrus Energy Corp Class A (b)(c)	7,034	1,515,124
Cheniere Energy Inc	104,007	24,533,171
Chevron Corp	761,159	115,422,151
Chord Energy Corp	27,050	2,984,427
Civitas Resources Inc	40,050	1,215,918
Clean Energy Fuels Corp (b)	79,248	160,873
CNX Resources Corp (b)	67,621	2,049,593
Comstock Resources Inc (b)	41,916	749,039
ConocoPhillips	591,921	56,433,748
Core Natural Resources Inc	23,436	1,729,811
Coterra Energy Inc	358,182	8,736,059
Crescent Energy Co Class A	84,526	781,020
CVR Energy Inc	15,706	420,607
Delek US Holdings Inc	29,040	649,625
Devon Energy Corp	300,987	9,998,788
Diamondback Energy Inc	87,625	13,026,333
Dorian LPG Ltd	16,746	482,117
DT Midstream Inc	47,676	4,897,755
EOG Resources Inc	256,008	30,726,080
EQT Corp	280,909	15,098,859
Excelerate Energy Inc Class A	11,798	302,737
Expand Energy Corp	101,456	10,630,560
Exxon Mobil Corp	2,020,138	225,528,206
FutureFuel Corp	16,496	66,809
Gevo Inc (b)(c)	116,732	151,752
Granite Ridge Resources Inc	25,515	132,423
Green Plains Inc (b)	29,500	243,965
Gulfport Energy Corp (b)	5,793	1,008,735
HF Sinclair Corp	75,582	3,321,073
HighPeak Energy Inc Class A	11,790	117,546
International Seaways Inc	18,780	749,322
Kinder Morgan Inc	906,160	25,426,850
Kinetik Holdings Inc Class A	18,789	815,067
Magnolia Oil & Gas Corp Class A	87,974	2,095,541
Marathon Petroleum Corp	144,094	24,523,358
Matador Resources Co	55,107	2,748,737
Murphy Oil Corp	63,365	1,572,086
New Fortress Energy Inc Class A (c)	59,003	160,783
NextDecade Corp (b)	65,780	747,261
Northern Oil & Gas Inc	46,622	1,312,876
Occidental Petroleum Corp	332,749	14,620,991
ONEOK Inc	293,002	24,058,394
Ovintiv Inc	122,376	5,039,444
Par Pacific Holdings Inc (b)	24,330	763,475
PBF Energy Inc Class A	45,383	1,025,656
Peabody Energy Corp	56,365	910,295
Permian Resources Corp Class A	299,233	4,237,139
Phillips 66	191,185	23,626,642
Range Resources Corp	111,523	4,095,125
REX American Resources Corp (b)	7,155	374,063
Riley Exploration Permian Inc	4,217	110,654
Ring Energy Inc (b)	57,305	43,751
Sable Offshore Corp (b)	34,096	1,045,724
SandRidge Energy Inc	15,962	165,845
Sitio Royalties Corp Class A	37,233	676,524
SM Energy Co	53,506	1,476,231
Summit Midstream Corp Class A (b)	6,009	153,109
Talos Energy Inc (b)	57,435	491,069
Targa Resources Corp	101,806	16,941,536
Texas Pacific Land Corp	8,827	8,545,684
Uranium Energy Corp (b)(c)	201,323	1,745,470
VAALCO Energy Inc	49,921	185,706
Valero Energy Corp	146,979	20,181,686
Viper Energy Inc Class A	61,538	2,317,521
Vital Energy Inc (b)(c)	12,241	228,784
Vitesse Energy Inc	15,624	373,882
W&T Offshore Inc (c)	42,883	75,903
Williams Cos Inc/The	572,413	34,316,159
World Kinect Corp	26,696	728,000
		775,005,881
TOTAL ENERGY		848,429,970

Financials - 14.1%
Banks - 3.8%
1st Source Corp	7,807	467,015
Amalgamated Financial Corp	9,534	276,391
Amerant Bancorp Inc Class A	16,656	321,461
Ameris Bancorp	30,392	2,077,293
Associated Banc-Corp	76,691	1,897,335
Atlantic Union Bankshares Corp	67,015	2,124,376
Axos Financial Inc (b)	25,085	2,166,090
Banc of California Inc	60,862	883,716
BancFirst Corp	9,238	1,150,316
Bancorp Inc/The (b)	21,867	1,381,120
Bank First Corp	4,152	493,341
Bank of America Corp	3,070,914	145,162,105
Bank of Hawaii Corp	18,744	1,159,879
Bank of Marin Bancorp	6,581	149,060
Bank OZK	49,315	2,431,230
BankUnited Inc	35,154	1,282,066
Banner Corp	15,891	986,434
Bar Harbor Bankshares	6,973	202,496
Berkshire Hills Bancorp Inc	20,809	512,734
BOK Financial Corp	10,592	1,075,406
Brookline Bancorp Inc	43,981	453,884
Burke & Herbert Financial Services Corp	6,034	349,912
Business First Bancshares Inc	12,719	302,076
Byline Bancorp Inc	11,320	297,716
Cadence Bank	86,835	3,026,200
California BanCorp (b)	10,555	158,219
Camden National Corp	7,708	290,669
Capital Bancorp Inc	5,363	168,827
Capitol Federal Financial Inc	60,231	362,591
Cathay General Bancorp	33,142	1,498,681
Central Pacific Financial Corp	12,350	329,251
Citigroup Inc	875,530	82,037,161
Citizens Financial Group Inc	203,756	9,723,236
City Holding Co	6,863	837,972
CNB Financial Corp/PA	9,524	218,576
Coastal Financial Corp/WA Class A (b)	5,524	531,409
Columbia Banking System Inc	98,127	2,335,423
Columbia Financial Inc (b)	12,442	179,040
Comerica Inc	61,330	4,144,068
Commerce Bancshares Inc/MO	57,587	3,524,324
Community Financial System Inc	24,563	1,294,470
Community Trust Bancorp Inc	7,003	378,022
Connectone Bancorp Inc	22,764	524,255
Cullen/Frost Bankers Inc	29,982	3,820,007
Customers Bancorp Inc (b)	13,547	863,621
CVB Financial Corp	61,294	1,145,585
Dime Community Bancshares Inc	17,870	495,178
Eagle Bancorp Inc	14,322	230,441
East West Bancorp Inc	64,871	6,503,318
Eastern Bankshares Inc	88,674	1,370,013
Enterprise Financial Services Corp	17,204	949,489
Equity Bancshares Inc Class A	6,944	260,956
Esquire Financial Holdings Inc	2,978	285,531
Farmers National Banc Corp	17,168	232,455
FB Bancorp Inc	9,352	109,137
FB Financial Corp	19,436	947,699
Fifth Third Bancorp	313,611	13,036,809
Financial Institutions Inc	8,896	226,759
First Bancorp/Southern Pines NC	21,470	1,075,432
First Busey Corp	39,345	878,180
First Business Financial Services Inc	3,294	156,860
First Citizens BancShares Inc/NC Class A	5,119	10,211,176
First Commonwealth Financial Corp	50,509	833,904
First Community Bankshares Inc	7,435	271,378
First Financial Bancorp	44,738	1,084,449
First Financial Bankshares Inc	59,955	2,075,642
First Financial Corp	4,871	260,842
First Foundation Inc (b)	34,788	169,418
First Hawaiian Inc	59,429	1,441,153
First Horizon Corp	238,659	5,205,153
First Interstate BancSystem Inc Class A	41,004	1,180,505
First Merchants Corp	27,395	1,044,297
First Mid Bancshares Inc	9,290	352,741
Firstsun Capital Bancorp (b)	5,084	180,736
Five Star Bancorp	7,345	221,011
Flagstar Financial Inc	141,111	1,593,143
Flushing Financial Corp	16,464	197,403
FNB Corp/PA	167,305	2,563,113
Fulton Financial Corp	85,786	1,539,859
German American Bancorp Inc	17,105	657,174
Glacier Bancorp Inc	55,500	2,432,565
Great Southern Bancorp Inc	3,964	225,710
Hancock Whitney Corp	39,945	2,385,515
Hanmi Financial Corp	13,502	307,981
Harborone Northeast Bancorp Inc	18,807	222,487
Heritage Commerce Corp	28,052	259,481
Heritage Financial Corp Wash	15,287	344,569
Hilltop Holdings Inc	21,702	642,379
Hingham Institution For Savings The	836	204,720
Home BancShares Inc/AR	86,202	2,427,448
HomeStreet Inc (b)	8,828	115,469
HomeTrust Bancshares Inc	6,340	246,372
Hope Bancorp Inc	58,027	579,690
Horizon Bancorp Inc/IN	19,812	306,888
Huntington Bancshares Inc/OH	683,229	11,225,452
Independent Bank Corp	19,834	1,260,451
Independent Bank Corp/MI	9,530	291,142
International Bancshares Corp	24,927	1,699,523
JPMorgan Chase & Co	1,302,620	385,888,149
Kearny Financial Corp/MD	27,474	162,921
KeyCorp	463,861	8,312,389
Lakeland Financial Corp	12,149	769,882
Live Oak Bancshares Inc	15,599	493,084
M&T Bank Corp	75,154	14,181,560
Mercantile Bank Corp	7,458	340,756
Metropolitan Bank Holding Corp	4,447	313,691
Mid Penn Bancorp Inc	10,935	300,166
Midland States Bancorp Inc	10,937	185,492
MidWestOne Financial Group Inc	8,742	240,755
National Bank Holdings Corp Class A	17,816	660,261
NB Bancorp Inc (b)	17,605	303,334
Nbt Bancorp Inc	24,966	1,033,093
Nicolet Bankshares Inc	6,266	808,314
Northeast Bank	3,210	318,336
Northeast Community Bancorp Inc	6,071	125,426
Northfield Bancorp Inc	17,008	181,135
Northrim BanCorp Inc	2,507	209,410
Northwest Bancshares Inc	60,464	707,429
OceanFirst Financial Corp	26,931	451,902
Old National Bancorp/IN	151,594	3,200,149
Old Second Bancorp Inc	20,745	352,043
Origin Bancorp Inc	13,404	489,916
Orrstown Financial Services Inc	8,876	291,665
Pacific Premier Bancorp Inc	46,028	997,427
Park National Corp	6,773	1,096,346
Pathward Financial Inc	11,048	835,505
Peapack-Gladstone Financial Corp	6,988	178,054
Peoples Bancorp Inc/OH	16,603	475,510
Peoples Financial Services Corp	4,330	210,914
Pinnacle Financial Partners Inc	35,790	3,145,583
PNC Financial Services Group Inc/The	185,643	35,322,294
Preferred Bank/Los Angeles CA	5,642	512,406
Prosperity Bancshares Inc	45,345	3,020,884
Provident Financial Services Inc	62,199	1,133,266
QCR Holdings Inc	7,706	547,126
Regions Financial Corp	421,305	10,671,656
Renasant Corp	42,871	1,570,793
Republic Bancorp Inc/KY Class A	4,332	298,302
S&T Bancorp Inc	17,461	639,771
Seacoast Banking Corp of Florida	39,530	1,114,351
ServisFirst Bancshares Inc	23,456	1,844,814
Shore Bancshares Inc	13,928	216,023
Simmons First National Corp Class A	59,823	1,146,807
SmartFinancial Inc	6,502	222,759
Southern Missouri Bancorp Inc	4,278	231,397
Southside Bancshares Inc	12,969	381,807
SouthState Corp	46,769	4,404,237
Stellar Bancorp Inc	21,726	641,569
Stock Yards Bancorp Inc	12,554	938,537
Synovus Financial Corp	64,752	3,058,884
Texas Capital Bancshares Inc (b)	21,362	1,793,767
TFS Financial Corp	27,480	360,263
Third Coast Bancshares Inc (b)	5,879	221,344
Tompkins Financial Corp	5,767	373,010
Towne Bank/Portsmouth VA	32,314	1,131,959
TriCo Bancshares	15,073	619,802
Triumph Financial Inc (b)	10,018	568,221
Truist Financial Corp	615,231	26,891,747
TrustCo Bank Corp NY	8,705	292,140
Trustmark Corp	28,406	1,058,124
UMB Financial Corp	33,269	3,659,257
United Bankshares Inc/WV	66,283	2,354,372
United Community Banks Inc/GA	57,672	1,758,996
Unity Bancorp Inc	2,785	136,770
Univest Financial Corp	13,164	379,650
US Bancorp	731,177	32,873,718
Valley National Bancorp	222,094	2,058,811
Veritex Holdings Inc	25,462	807,655
WaFd Inc	38,115	1,109,337
Washington Trust Bancorp Inc	9,786	263,635
Webster Financial Corp	79,733	4,596,607
Wells Fargo & Co	1,525,203	122,977,118
WesBanco Inc	45,042	1,357,115
Westamerica BanCorp	12,583	602,726
Western Alliance Bancorp	50,779	3,938,419
Wintrust Financial Corp	31,882	4,080,258
WSFS Financial Corp	26,878	1,473,990
Zions Bancorp NA	68,901	3,694,472
		1,084,625,818
Capital Markets - 3.6%
Acadian Asset Management Inc	12,643	528,351
Affiliated Managers Group Inc	13,418	2,816,036
Ameriprise Financial Inc	44,659	23,141,847
Ares Management Corp Class A	94,671	17,564,311
Artisan Partners Asset Management Inc Class A	32,872	1,487,458
Bank of New York Mellon Corp/The	335,188	34,004,823
BGC Group Inc Class A	181,134	1,679,112
Blackrock Inc	68,267	75,503,985
Blackstone Inc	342,145	59,177,399
Blue Owl Capital Inc Class A	269,945	5,223,436
Bridge Investment Group Holdings Inc Class A	20,595	210,893
Carlyle Group Inc/The	100,128	6,073,764
Cboe Global Markets Inc	49,047	11,822,289
Charles Schwab Corp/The	800,434	78,226,415
CME Group Inc Class A	168,870	46,993,144
Cohen & Steers Inc	12,507	920,015
Coinbase Global Inc Class A (b)	99,116	37,442,060
Diamond Hill Investment Group Inc	1,274	172,716
DigitalBridge Group Inc Class A	75,130	806,896
Donnelley Financial Solutions Inc (b)	12,032	637,215
Evercore Inc Class A	16,927	5,097,397
FactSet Research Systems Inc	17,751	7,151,878
Federated Hermes Inc Class B	35,247	1,747,194
Franklin Resources Inc	146,154	3,507,696
GCM Grosvenor Inc Class A	24,414	287,841
Goldman Sachs Group Inc/The	143,765	104,026,916
Hamilton Lane Inc Class A	20,459	3,115,906
Houlihan Lokey Inc Class A	25,241	4,812,449
Interactive Brokers Group Inc Class A	204,050	13,377,518
Intercontinental Exchange Inc	268,758	49,674,541
Invesco Ltd	210,673	4,426,240
Janus Henderson Group PLC	59,360	2,570,288
Jefferies Financial Group Inc	76,760	4,425,982
KKR & Co Inc Class A	317,454	46,532,407
Lazard Inc	52,518	2,729,886
LPL Financial Holdings Inc	37,500	14,839,875
MarketAxess Holdings Inc	17,565	3,609,608
Moelis & Co Class A	34,663	2,431,263
Moody's Corp	72,543	37,412,601
Morgan Stanley	578,863	82,464,823
Morningstar Inc	12,496	3,454,644
MSCI Inc	36,264	20,357,159
Nasdaq Inc	193,827	18,650,034
Northern Trust Corp	91,189	11,854,570
Open Lending Corp (b)	50,565	110,736
Oppenheimer Holdings Inc Class A	2,686	203,626
P10 Inc Class A (c)	30,030	369,369
Perella Weinberg Partners Class A	29,709	592,397
Piper Sandler Cos	7,697	2,427,018
PJT Partners Inc Class A	11,398	2,035,911
Raymond James Financial Inc	85,022	14,209,727
Robinhood Markets Inc Class A (b)	334,475	34,467,649
S&P Global Inc	147,103	81,068,463
SEI Investments Co	44,303	3,903,980
State Street Corp	133,817	14,954,050
StepStone Group Inc Class A	30,734	1,824,370
Stifel Financial Corp	47,903	5,466,690
StoneX Group Inc (b)	20,352	1,979,028
T Rowe Price Group Inc	103,447	10,494,698
TPG Inc Class A	59,913	3,419,235
Tradeweb Markets Inc Class A	54,559	7,559,149
Victory Capital Holdings Inc Class A	22,123	1,524,496
Virtu Financial Inc Class A	37,826	1,669,640
Virtus Invt Partners Inc	3,074	594,235
WisdomTree Inc	52,846	701,266
		1,042,566,614
Consumer Finance - 0.7%
Ally Financial Inc	130,527	4,940,447
American Express Co	259,478	77,664,360
Atlanticus Holdings Corp (b)	2,143	106,357
Bread Financial Holdings Inc	21,818	1,337,443
Capital One Financial Corp	300,021	64,504,515
Credit Acceptance Corp (b)(c)	2,811	1,378,177
Dave Inc Class A (b)	3,652	861,142
Encore Capital Group Inc (b)	10,779	397,530
Enova International Inc (b)	11,884	1,242,591
EZCORP Inc Class A (b)	24,347	348,649
FirstCash Holdings Inc	17,987	2,397,487
Green Dot Corp Class A (b)	24,622	249,175
LendingClub Corp (b)	52,377	816,557
Lendingtree Inc (b)	4,960	231,533
Navient Corp	34,334	444,282
Nelnet Inc Class A	8,065	1,006,270
NerdWallet Inc Class A (b)	16,285	172,458
OneMain Holdings Inc	55,755	3,222,081
Oportun Financial Corp (b)	17,464	107,054
PRA Group Inc (b)	18,035	274,132
PROG Holdings Inc	19,440	618,970
SLM Corp	97,939	3,114,460
SoFi Technologies Inc Class A (b)	517,417	11,683,276
Synchrony Financial	178,820	12,458,389
Upstart Holdings Inc (b)(c)	38,663	3,160,314
World Acceptance Corp (b)	1,477	232,362
		192,970,011
Financial Services - 4.0%
Affirm Holdings Inc Class A (b)	120,073	8,232,205
Alerus Financial Corp	10,686	225,902
Apollo Global Management Inc	211,820	30,781,682
AvidXchange Holdings Inc (b)	86,585	853,728
Berkshire Hathaway Inc Class B (b)	859,464	405,563,873
Block Inc Class A (b)	260,694	20,141,218
Cannae Holdings Inc	25,379	542,603
Cantaloupe Inc (b)	28,031	310,303
Cass Information Systems Inc	5,546	221,895
Corebridge Financial Inc	118,127	4,200,596
Corpay Inc (b)	33,176	10,717,507
Enact Holdings Inc	13,691	475,899
Equitable Holdings Inc	142,805	7,333,037
Essent Group Ltd	48,238	2,700,846
Euronet Worldwide Inc (b)	19,053	1,851,571
Federal Agricultural Mortgage Corp Class C	4,309	742,311
Fidelity National Information Services Inc	246,208	19,551,377
Fiserv Inc (b)	260,102	36,138,572
Flywire Corp (b)	50,890	554,192
Global Payments Inc	114,499	9,154,195
HA Sustainable Infrastructure Capital Inc	57,706	1,498,625
International Money Express Inc (b)	13,522	121,563
Jack Henry & Associates Inc	34,270	5,819,560
Jackson Financial Inc	33,376	2,922,403
loanDepot Inc Class A (b)	38,632	61,425
Marqeta Inc Class A (b)	180,173	1,026,986
Mastercard Inc Class A	380,156	215,346,969
Merchants Bancorp/IN	12,518	366,777
MGIC Investment Corp	112,818	2,921,986
Mr Cooper Group Inc (b)	30,061	4,681,099
NCR Atleos Corp (b)	34,637	1,059,892
NewtekOne Inc	13,478	154,188
NMI Holdings Inc (b)	36,709	1,369,980
Onity Group Inc (b)	2,666	100,562
Paymentus Holdings Inc Class A (b)	14,698	409,780
Payoneer Global Inc (b)	122,982	807,992
PayPal Holdings Inc (b)	456,255	31,372,094
PennyMac Financial Services Inc	15,292	1,424,297
Radian Group Inc	62,831	2,048,919
Remitly Global Inc (b)	71,775	1,184,288
Repay Holdings Corp Class A (b)	32,670	160,736
Rocket Cos Inc Class A (c)	113,861	1,681,727
Sezzle Inc (b)(c)	7,039	1,089,919
Shift4 Payments Inc Class A (b)(c)	31,482	3,242,646
Toast Inc Class A (b)	205,273	10,025,533
UWM Holdings Corp Class A	69,199	278,180
Velocity Financial Inc (b)	6,496	107,834
Visa Inc Class A	801,940	277,046,213
Voya Financial Inc	44,906	3,143,420
Walker & Dunlop Inc	14,819	1,111,573
Western Union Co/The	154,684	1,245,206
WEX Inc (b)	16,006	2,715,898
		1,136,841,782
Insurance - 2.0%
Abacus Global Management Inc Class A (b)(c)	14,467	78,266
AFLAC Inc	228,181	22,672,064
Allstate Corp/The	124,217	25,247,105
Ambac Financial Group Inc/Old (b)	21,231	178,340
American Coastal Insurance Corp	11,267	117,289
American Financial Group Inc/OH	33,647	4,202,510
American International Group Inc	270,211	20,976,480
Amerisafe Inc	9,211	412,469
Aon PLC	101,194	35,995,719
Arch Capital Group Ltd	174,718	15,036,231
Arthur J Gallagher & Co	120,076	34,491,831
Assurant Inc	23,803	4,458,302
Assured Guaranty Ltd	21,602	1,827,097
Axis Capital Holdings Ltd	33,757	3,167,757
Baldwin Insurance Group Inc/The Class A (b)	33,299	1,226,735
Bowhead Specialty Holdings Inc (b)	3,582	116,415
Brighthouse Financial Inc (b)	26,791	1,281,949
Brown & Brown Inc	131,052	11,974,221
Chubb Ltd	174,549	46,437,017
Cincinnati Financial Corp	73,397	10,826,791
CNO Financial Group Inc	46,632	1,717,923
Donegal Group Inc Class A	7,185	123,223
eHealth Inc (b)	13,257	45,074
Employers Holdings Inc	11,285	465,845
Erie Indemnity Co Class A	11,747	4,184,751
Everest Group Ltd	19,934	6,693,837
F&G Annuities & Life Inc	9,919	316,515
Fidelity National Financial Inc/US	122,296	6,901,163
First American Financial Corp	48,043	2,884,982
Genworth Financial Inc Class A (b)	194,930	1,532,150
Globe Life Inc	38,728	5,440,122
Goosehead Insurance Inc Class A	11,782	1,071,102
Hanover Insurance Group Inc/The	16,804	2,884,071
Hartford Insurance Group Inc/The	133,306	16,581,933
HCI Group Inc	4,394	615,336
Heritage Insurance Holdings Inc (b)	9,974	210,352
Hippo Holdings Inc (b)	8,311	214,756
Horace Mann Educators Corp	19,160	814,875
Investors Title Co	673	142,151
James River Group Holdings Ltd	23,969	136,623
Kemper Corp	28,168	1,734,867
Kinsale Capital Group Inc	10,409	4,587,142
Lemonade Inc (b)(c)	26,530	999,650
Lincoln National Corp	80,250	3,058,328
Loews Corp	81,463	7,375,660
Markel Group Inc (b)	5,941	11,931,251
Marsh & McLennan Cos Inc	230,819	45,979,146
MBIA Inc (b)	19,398	103,391
Mercury General Corp	12,258	848,867
MetLife Inc	264,351	20,077,458
Old Republic International Corp	107,463	3,886,937
Oscar Health Inc Class A (b)(c)	96,209	1,351,736
Palomar Hldgs Inc (b)	12,601	1,669,506
Primerica Inc	15,451	4,104,249
Principal Financial Group Inc	96,877	7,539,937
ProAssurance Corp (b)	23,520	558,835
Progressive Corp/The	274,708	66,490,325
Prudential Financial Inc	166,175	17,212,407
Reinsurance Group of America Inc	31,028	5,971,339
RLI Corp	38,883	2,565,889
Root Inc/OH Class A (b)	4,094	495,497
Ryan Specialty Holdings Inc Class A	50,344	3,080,549
Safety Insurance Group Inc	6,863	482,812
Selective Insurance Group Inc	28,393	2,213,802
Selectquote Inc (b)	74,846	131,729
Skyward Specialty Insurance Group Inc (b)	15,100	763,758
Stewart Information Services Corp	12,856	834,740
The Travelers Companies, Inc.	106,166	27,628,640
Tiptree Inc Class A	9,821	204,080
Trupanion Inc (b)	16,013	759,176
TWFG Inc Class A (b)	5,594	172,687
United Fire Group Inc	10,255	272,270
Universal Insurance Holdings Inc	11,622	274,744
Unum Group	75,097	5,392,716
W R Berkley Corp	141,089	9,708,334
White Mountains Insurance Group Ltd	1,182	2,113,180
Willis Towers Watson PLC	46,408	14,656,110
		570,933,116
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AG Mortgage Investment Trust Inc	13,701	103,580
AGNC Investment Corp	478,598	4,513,179
Annaly Capital Management Inc	284,119	5,776,139
Apollo Commercial Real Estate Finance Inc	58,687	564,569
Arbor Realty Trust Inc (c)	91,363	1,019,611
Ares Commercial Real Estate Corp	29,861	133,479
ARMOUR Residential REIT Inc	39,718	647,801
Blackstone Mortgage Trust Inc Class A	80,218	1,482,429
Brightspire Capital Inc Class A	59,212	306,718
Chimera Investment Corp	37,991	507,940
Claros Mortgage Trust Inc	51,190	145,892
Dynex Capital Inc	51,617	642,115
Ellington Financial Inc	45,923	582,763
Franklin BSP Realty Trust Inc	40,953	413,625
Invesco Mortgage Capital Inc (c)	30,733	232,034
Kkr Real Estate Finance Trust Inc	28,155	254,521
Ladder Capital Corp Class A	50,624	552,814
MFA Financial Inc	48,392	439,883
New York Mortgage Trust Inc	41,798	264,581
Orchid Island Capital Inc	53,942	375,436
Pennymac Mortgage Investment Trust	40,352	475,750
Ready Capital Corp	76,407	321,673
Redwood Trust Inc	58,828	321,201
Rithm Capital Corp	248,820	2,993,305
Starwood Property Trust Inc	152,012	2,958,154
TPG RE Finance Trust Inc	32,876	286,021
Two Harbors Investment Corp	48,063	468,614
		26,783,827
TOTAL FINANCIALS		4,054,721,168

Health Care - 9.0%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (b)	14,131	63,590
89bio Inc (b)	60,754	577,163
AbbVie Inc	828,040	156,516,122
Abeona Therapeutics Inc (b)(c)	21,416	136,420
Absci Corp (b)(c)	47,155	133,449
ACADIA Pharmaceuticals Inc (b)	57,500	1,370,225
ADMA Biologics Inc (b)	112,364	2,101,207
Agios Pharmaceuticals Inc (b)	26,861	999,766
Akebia Therapeutics Inc (b)	114,634	422,426
Akero Therapeutics Inc (b)	34,401	1,680,489
Alector Inc (b)	35,544	52,961
Alkermes PLC (b)	76,966	2,038,829
Allogene Therapeutics Inc (b)(c)	67,719	83,294
Alnylam Pharmaceuticals Inc (b)	61,089	23,961,549
Altimmune Inc (b)(c)	39,966	147,475
Amgen Inc	252,090	74,391,759
Amicus Therapeutics Inc (b)	131,765	789,272
AnaptysBio Inc (b)(c)	8,854	217,366
Anavex Life Sciences Corp (b)(c)	38,984	440,519
Anika Therapeutics Inc (b)	6,770	55,886
Annexon Inc (b)	37,536	90,086
Apellis Pharmaceuticals Inc (b)	52,337	1,169,209
Apogee Therapeutics Inc (b)	15,400	589,204
Arbutus Biopharma Corp (b)(c)	67,309	220,774
Arcellx Inc (b)	18,722	1,336,564
Arcturus Therapeutics Holdings Inc (b)	10,890	132,967
Arcus Biosciences Inc (b)	30,692	280,218
Arcutis Biotherapeutics Inc (b)	48,950	713,691
Ardelyx Inc (b)	113,267	480,252
ArriVent Biopharma Inc (b)	10,349	201,909
Arrowhead Pharmaceuticals Inc (b)	58,057	917,301
ARS Pharmaceuticals Inc (b)(c)	24,807	438,588
Astria Therapeutics Inc (b)	15,095	104,457
aTyr Pharma Inc (b)(c)	43,133	203,588
Aura Biosciences Inc (b)	21,631	149,038
Avidity Biosciences Inc (b)	56,664	2,080,135
Avita Medical Inc (b)(c)	15,136	80,221
Beam Therapeutics Inc (b)	43,565	858,666
Bicara Therapeutics Inc (b)	9,486	105,389
BioCryst Pharmaceuticals Inc (b)	95,334	776,019
Biogen Inc (b)	68,918	8,821,504
Biohaven Ltd (b)	38,326	578,723
BioMarin Pharmaceutical Inc (b)	90,228	5,219,690
Bridgebio Pharma Inc (b)	70,134	3,315,234
C4 Therapeutics Inc (b)(c)	22,848	46,838
Candel Therapeutics Inc (b)(c)	18,625	120,038
Capricor Therapeutics Inc (b)(c)	19,309	157,948
Cardiff Oncology Inc (b)(c)	30,591	72,501
CareDx Inc (b)	26,407	324,410
Cargo Therapeutics Inc (b)	15,532	69,428
Carisma Therapeutics Inc rights (b)(d)	58,324	0
Cartesian Therapeutics Inc rights (b)(d)	43,098	12,067
Catalyst Pharmaceuticals Inc (b)	53,925	1,150,220
Celcuity Inc (b)(c)	11,662	456,742
Celldex Therapeutics Inc (b)	30,252	664,939
CG oncology Inc (b)	24,787	661,565
Cogent Biosciences Inc (b)	50,930	581,621
Coherus Oncology Inc (b)(c)	63,049	59,279
Compass Therapeutics Inc (b)	51,034	151,571
Corvus Pharmaceuticals Inc (b)(c)	24,851	103,629
Crinetics Pharmaceuticals Inc (b)	43,202	1,235,145
Cullinan Therapeutics Inc (b)	23,061	179,184
Cytokinetics Inc (b)(c)	56,139	2,113,072
Day One Biopharmaceuticals Inc (b)	30,757	206,379
Denali Therapeutics Inc (b)	59,964	829,302
Dianthus Therapeutics Inc (b)	8,253	170,590
Disc Medicine Inc (b)	11,140	665,726
Dynavax Technologies Corp (b)	53,583	588,341
Dyne Therapeutics Inc (b)	42,365	417,295
Editas Medicine Inc (b)	33,611	84,364
Emergent BioSolutions Inc (b)	24,640	144,883
Enanta Pharmaceuticals Inc (b)	8,442	63,990
Entrada Therapeutics Inc (b)	10,865	63,886
Erasca Inc (b)	95,967	135,793
Exact Sciences Corp (b)	88,072	4,134,980
Exelixis Inc (b)	127,733	4,626,489
Geron Corp (b)	272,720	313,628
Gilead Sciences Inc	583,235	65,491,458
Gossamer Bio Inc (b)	92,611	188,926
GRAIL Inc (b)(c)	14,575	498,611
Halozyme Therapeutics Inc (b)	57,459	3,445,816
Heron Therapeutics Inc (b)(c)	63,106	109,173
Humacyte Inc Class A (b)(c)	55,828	133,987
Ideaya Biosciences Inc (b)	42,278	1,029,469
ImmunityBio Inc (b)(c)	97,329	239,429
Immunome Inc (b)	39,111	411,448
Immunovant Inc (b)(c)	34,629	556,834
Incyte Corp (b)	75,594	5,661,235
Inmune Bio Inc (b)(c)	11,401	31,125
Insmed Inc (b)	85,512	9,173,727
Intellia Therapeutics Inc (b)(c)	49,816	579,858
Ionis Pharmaceuticals Inc (b)	74,676	3,209,574
Iovance Biotherapeutics Inc (b)(c)	120,639	310,042
Ironwood Pharmaceuticals Inc Class A (b)	63,736	48,694
iTeos Therapeutics Inc (b)	11,896	120,625
Janux Therapeutics Inc (b)	14,681	352,564
KalVista Pharmaceuticals Inc (b)	16,638	226,776
Keros Therapeutics Inc (b)	15,909	227,817
Kodiak Sciences Inc (b)	14,060	92,445
Korro Bio Inc (b)	3,338	49,936
Krystal Biotech Inc (b)	11,821	1,818,897
Kura Oncology Inc (b)	44,995	272,220
Kymera Therapeutics Inc (b)	24,613	1,076,819
Lexicon Pharmaceuticals Inc (b)(c)	81,174	86,856
Madrigal Pharmaceuticals Inc (b)	8,098	2,449,726
MannKind Corp (b)	144,655	546,796
MiMedx Group Inc (b)	54,015	388,368
Mineralys Therapeutics Inc (b)	18,729	265,015
Mirum Pharmaceuticals Inc (b)	19,658	1,015,925
Moderna Inc (b)	159,082	4,702,464
Monte Rosa Therapeutics Inc (b)	22,433	111,043
Myriad Genetics Inc (b)	41,308	158,623
Natera Inc (b)	63,967	8,549,829
Neurocrine Biosciences Inc (b)	46,508	5,963,721
Neurogene Inc (b)(c)	5,595	121,803
Nkarta Inc (b)(c)	21,107	45,802
Novavax Inc (b)(c)	74,146	493,071
Nurix Therapeutics Inc (b)	32,201	362,583
Nuvalent Inc Class A (b)	18,175	1,424,011
Ocugen Inc (b)(c)	129,082	132,954
Olema Pharmaceuticals Inc (b)	21,119	108,552
OmniAb Operations Inc (b)(d)	2,111	844
OmniAb Operations Inc (b)(d)	2,111	676
Organogenesis Holdings Inc Class A (b)(c)	32,146	148,515
ORIC Pharmaceuticals Inc (b)(c)	20,826	207,635
PDL BioPharma Inc (b)(d)	20,940	0
Perspective Therapeutics Inc (b)	23,223	89,176
Praxis Precision Medicines Inc (b)	8,648	468,895
Precigen Inc (b)(c)	77,835	133,098
Prime Medicine Inc (b)(c)	29,274	109,485
Protagonist Therapeutics Inc (b)	29,094	1,567,003
PTC Therapeutics Inc (b)	37,054	1,930,884
Puma Biotechnology Inc (b)	16,692	51,912
RAPT Therapeutics Inc (b)	5,379	58,093
Recursion Pharmaceuticals Inc Class A (b)(c)	143,660	854,777
Regeneron Pharmaceuticals Inc	48,726	26,578,084
REGENXBIO Inc (b)	22,755	193,645
Relay Therapeutics Inc (b)	57,708	203,132
Replimune Group Inc (b)(c)	30,526	214,598
Revolution Medicines Inc (b)	82,052	3,058,078
Rezolute Inc (b)	35,587	211,743
Rhythm Pharmaceuticals Inc (b)	25,349	2,160,495
Rigel Pharmaceuticals Inc (b)	8,013	168,754
Rocket Pharmaceuticals Inc (b)	36,823	112,310
Roivant Sciences Ltd (b)	197,506	2,243,668
Sana Biotechnology Inc (b)	58,417	237,173
Sangamo Therapeutics Inc (b)(c)	93,343	50,135
Sarepta Therapeutics Inc (b)(c)	45,129	741,018
Savara Inc (b)(c)	50,428	130,609
Scholar Rock Holding Corp (b)	35,870	1,328,984
Seres Therapeutics Inc (b)(c)	3,890	55,471
Soleno Therapeutics Inc (b)	15,854	1,370,895
Spyre Therapeutics Inc (b)	25,365	430,444
Stoke Therapeutics Inc (b)	18,075	232,264
Summit Therapeutics Inc (b)(c)	66,453	1,752,366
Syndax Pharmaceuticals Inc (b)	38,709	383,993
Tango Therapeutics Inc (b)(c)	29,945	180,868
Taysha Gene Therapies Inc (b)	70,754	193,158
Tectonic Therapeutic Inc (b)(c)	5,330	118,273
TG Therapeutics Inc (b)	63,383	2,250,097
Tourmaline Bio Inc (b)	9,484	209,881
Travere Therapeutics Inc (b)	37,746	583,176
Twist Bioscience Corp (b)	27,475	922,336
Tyra Biosciences Inc (b)	11,141	121,771
Ultragenyx Pharmaceutical Inc (b)	44,836	1,224,920
United Therapeutics Corp (b)	21,185	5,819,520
Upstream Bio Inc	6,784	103,863
Vanda Pharmaceuticals Inc (b)	31,092	132,452
Vaxcyte Inc (b)	55,731	1,892,067
Vera Therapeutics Inc Class A (b)	26,666	554,386
Veracyte Inc (b)	37,874	890,418
Verastem Inc (b)(c)	27,459	169,422
Vericel Corp (b)	23,722	828,847
Vertex Pharmaceuticals Inc (b)	120,424	55,018,113
Viking Therapeutics Inc (b)(c)	52,007	1,693,868
Vir Biotechnology Inc (b)	40,602	205,852
Viridian Therapeutics Inc (b)	33,645	589,460
Voyager Therapeutics Inc (b)	19,046	60,757
Xencor Inc (b)	31,199	259,576
Y-mAbs Therapeutics Inc (b)	15,330	68,525
		559,504,142
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	815,493	102,907,062
Accuray Inc Del (b)	53,980	70,714
Align Technology Inc (b)	32,029	4,132,061
Alphatec Holdings Inc (b)	48,695	515,193
AngioDynamics Inc (b)	18,296	162,103
Artivion Inc (b)	17,298	534,681
AtriCure Inc (b)	23,839	836,749
Avanos Medical Inc (b)	20,007	223,478
Axogen Inc (b)	20,090	262,978
Baxter International Inc	241,434	5,253,604
Becton Dickinson & Co	134,400	23,956,800
Bioventus Inc (b)	18,410	120,033
Boston Scientific Corp (b)	693,319	72,743,029
Butterfly Network Inc Class A (b)(c)	80,815	138,194
Ceribell Inc	4,788	68,947
Cerus Corp (b)	81,941	104,884
ClearPoint Neuro Inc (b)	11,976	124,550
CONMED Corp	14,221	727,404
Cooper Cos Inc/The (b)	93,993	6,644,365
CVRx Inc (b)(c)	8,243	65,614
Delcath Systems Inc (b)	12,141	130,516
DENTSPLY SIRONA Inc	96,671	1,383,362
Dexcom Inc (b)	183,961	14,858,530
Edwards Lifesciences Corp (b)	275,056	21,814,691
Electromed Inc (b)	2,936	53,465
Embecta Corp	26,604	270,297
Enovis Corp (b)	25,978	696,210
Envista Holdings Corp (b)	79,674	1,505,042
GE HealthCare Technologies Inc	214,424	15,292,720
Glaukos Corp (b)	26,743	2,302,305
Globus Medical Inc Class A (b)	53,017	2,790,285
Haemonetics Corp (b)	23,413	1,733,499
Hologic Inc (b)	104,463	6,980,218
ICU Medical Inc (b)	11,407	1,464,773
IDEXX Laboratories Inc (b)	37,728	20,158,448
Inogen Inc (b)	10,363	65,391
Inspire Medical Systems Inc (b)	13,840	1,723,634
Insulet Corp (b)	32,948	9,502,203
Integer Holdings Corp (b)	16,380	1,777,394
Integra LifeSciences Holdings Corp (b)	30,420	399,719
Intuitive Surgical Inc (b)	168,022	80,833,704
iRadimed Corp	3,656	213,291
iRhythm Technologies Inc (b)	14,918	2,091,205
Lantheus Holdings Inc (b)	32,420	2,307,980
LeMaitre Vascular Inc	9,410	764,468
LivaNova PLC (b)	26,515	1,118,668
Masimo Corp (b)	21,020	3,232,666
Medtronic PLC	601,189	54,251,295
Merit Medical Systems Inc (b)	27,601	2,342,221
Myomo Inc (b)	15,660	30,223
Neogen Corp (b)	90,590	421,244
NeuroPace Inc (b)	6,992	59,502
Novocure Ltd (b)	47,952	554,805
Omnicell Inc (b)	21,320	661,133
OraSure Technologies Inc (b)	32,799	104,301
Orthofix Medical Inc (b)	17,835	196,898
OrthoPediatrics Corp (b)	7,239	149,992
Penumbra Inc (b)	18,209	4,593,584
PROCEPT BioRobotics Corp (b)	26,009	1,261,697
Pulmonx Corp (b)	16,604	30,550
Pulse Biosciences Inc (b)(c)	9,365	140,662
QuidelOrtho Corp (b)	30,369	699,094
ResMed Inc	68,795	18,708,112
RxSight Inc (b)	17,900	139,262
Semler Scientific Inc (b)(c)	4,492	161,038
Senseonics Holdings Inc (b)	364,304	176,687
SI-BONE Inc (b)	18,904	321,935
Solventum Corp (b)	65,055	4,642,325
STAAR Surgical Co (b)	23,787	426,144
STERIS PLC	46,128	10,447,531
Stryker Corp	161,181	63,300,614
Surmodics Inc (b)	6,482	232,704
Tactile Systems Technology Inc (b)	11,147	111,247
Tandem Diabetes Care Inc (b)	30,254	471,357
Teleflex Inc	20,719	2,475,921
TransMedics Group Inc (b)	15,898	1,891,385
Treace Medical Concepts Inc (b)	22,959	123,290
UFP Technologies Inc (b)(c)	3,368	762,482
Utah Medical Products Inc	1,596	88,738
Varex Imaging Corp (b)	18,611	135,488
Zimmer Biomet Holdings Inc	92,770	8,502,371
Zimvie Inc (b)	12,734	239,272
		593,912,231
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc (b)	42,967	935,392
AdaptHealth Corp (b)	50,020	448,679
Addus HomeCare Corp (b)	8,763	935,713
agilon health Inc (b)	140,446	251,398
Alignment Healthcare Inc (b)	49,763	685,734
Amedisys Inc (b)	15,299	1,508,481
AMN Healthcare Services Inc (b)	17,439	319,831
Astrana Health Inc (b)	19,673	469,398
Aveanna Healthcare Holdings Inc (b)	26,335	104,550
BrightSpring Health Services Inc (b)	32,175	664,414
Brookdale Senior Living Inc (b)	111,221	861,963
Cardinal Health Inc	111,842	17,360,115
Castle Biosciences Inc (b)	14,509	219,811
Cencora Inc	80,820	23,120,986
Centene Corp (b)	233,611	6,090,249
Chemed Corp	6,821	2,812,298
Cigna Group/The	125,280	33,497,366
Clover Health Investments Corp Class A (b)(c)	190,149	549,531
Community Health Systems Inc (b)	53,811	139,909
Concentra Group Holdings Parent Inc	51,222	1,022,903
CorVel Corp (b)	12,677	1,123,182
Cross Country Healthcare Inc (b)	15,358	206,565
CVS Health Corp	593,221	36,839,025
DaVita Inc (b)	19,482	2,734,688
DocGo Inc Class A (b)	46,598	63,373
Elevance Health Inc	105,986	30,002,517
Encompass Health Corp	47,250	5,202,698
Enhabit Inc (b)	23,052	154,909
Ensign Group Inc/The	26,828	4,024,200
Fulgent Genetics Inc (b)(c)	9,089	156,149
GeneDx Holdings Corp Class A (b)	9,892	1,008,489
Guardant Health Inc (b)	58,117	2,381,635
HCA Healthcare Inc	81,227	28,753,546
HealthEquity Inc (b)	40,728	3,950,616
Henry Schein Inc (b)	57,184	3,868,498
Hims & Hers Health Inc Class A (b)(c)	91,757	6,072,478
Humana Inc	56,517	14,121,903
Labcorp Holdings Inc	39,224	10,201,378
LifeStance Health Group Inc (b)	59,577	237,116
McKesson Corp	58,637	40,667,106
Molina Healthcare Inc (b)	25,471	4,021,107
National HealthCare Corp	5,663	543,818
National Research Corp Class A	7,042	88,025
NeoGenomics Inc (b)	61,331	296,842
OPKO Health Inc (b)	222,565	284,883
Option Care Health Inc (b)	76,459	2,244,072
Owens & Minor Inc (b)	33,717	233,659
PACS Group Inc (b)	17,003	188,053
Pediatrix Medical Group Inc (b)	38,761	474,822
Pennant Group Inc/The (b)	15,800	350,286
Premier Inc Class A	38,821	833,875
Privia Health Group Inc (b)	49,678	969,715
Progyny Inc (b)	34,242	805,029
Quest Diagnostics Inc	52,289	8,753,701
RadNet Inc (b)	30,941	1,693,401
Select Medical Holdings Corp	47,997	709,876
Sonida Senior Living Inc (b)	5,434	132,698
Surgery Partners Inc (b)	34,346	753,895
Talkspace Inc Class A (b)	72,445	176,041
Tenet Healthcare Corp (b)	43,505	7,016,486
UnitedHealth Group Inc	425,277	106,132,129
Universal Health Services Inc Class B	26,889	4,475,674
US Physical Therapy Inc	6,987	511,099
		425,457,978
Health Care Technology - 0.1%
Certara Inc (b)	52,555	517,141
Claritev Corp Class A (b)(c)	2,871	114,467
Definitive Healthcare Corp Class A (b)	22,108	86,221
Doximity Inc Class A (b)	62,853	3,692,614
Evolent Health Inc Class A (b)	49,528	497,756
GoodRx Holdings Inc Class A (b)	42,017	201,261
Health Catalyst Inc (b)	37,546	137,043
HealthStream Inc	10,971	287,001
LifeMD Inc (b)	19,210	199,976
OptimizeRx Corp (b)	7,200	90,864
Phreesia Inc (b)	26,982	727,435
Schrodinger Inc/United States (b)	25,416	516,707
Simulations Plus Inc (b)	7,293	94,955
Teladoc Health Inc (b)	83,969	605,416
TruBridge Inc (b)	5,408	112,595
Veeva Systems Inc Class A (b)	70,236	19,961,072
Waystar Holding Corp (b)	37,352	1,381,277
		29,223,801
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	52,946	712,124
Adaptive Biotechnologies Corp (b)	53,384	546,652
Agilent Technologies Inc	133,782	15,359,511
Avantor Inc (b)	320,792	4,311,444
Azenta Inc (b)	21,046	688,204
Bio-Rad Laboratories Inc Class A (b)	8,768	2,121,418
Bio-Techne Corp	73,412	4,017,839
BioLife Solutions Inc (b)	16,585	352,597
Bruker Corp	51,627	1,984,026
Charles River Laboratories International Inc (b)	22,936	3,890,863
Codexis Inc (b)	34,939	93,637
CryoPort Inc (b)	22,575	165,475
Cytek Biosciences Inc (b)	47,802	172,087
Danaher Corp	298,683	58,888,340
Fortrea Holdings Inc (b)	40,658	233,377
Illumina Inc (b)	74,389	7,640,494
IQVIA Holdings Inc (b)	77,134	14,336,125
Lifecore Biomedical Inc (b)(c)	18,022	126,154
Maravai LifeSciences Holdings Inc Class A (b)	53,035	124,102
MaxCyte Inc (b)	46,917	96,649
Medpace Holdings Inc (b)	11,073	4,730,386
Mesa Laboratories Inc	2,490	190,435
Mettler-Toledo International Inc (b)	9,753	12,032,081
Niagen Bioscience Inc (b)	24,248	226,719
OmniAb Inc (b)	42,186	80,575
Pacific Biosciences of California Inc (b)(c)	135,537	187,041
Personalis Inc (b)	29,680	162,646
Quanterix Corp (b)	16,091	95,581
Quantum-Si Inc Class A (b)(c)	67,210	99,471
Repligen Corp (b)	24,575	2,876,995
Revvity Inc	55,086	4,842,059
Sotera Health Co (b)	70,674	812,044
Standard BioTools Inc (b)	135,086	179,664
Thermo Fisher Scientific Inc	176,979	82,769,539
Waters Corp (b)	28,002	8,085,858
West Pharmaceutical Services Inc	33,664	8,054,449
		241,286,661
Pharmaceuticals - 2.5%
Aclaris Therapeutics Inc (b)	57,316	87,693
Alumis Inc (b)(c)	24,231	100,316
Amneal Intermediate Inc Class A (b)	67,717	529,547
Amphastar Pharmaceuticals Inc (b)	17,211	360,570
Amylyx Pharmaceuticals Inc (b)	34,763	279,147
ANI Pharmaceuticals Inc (b)	8,190	518,837
Aquestive Therapeutics Inc (b)(c)	38,586	148,170
Arvinas Inc (b)	34,057	253,384
Axsome Therapeutics Inc (b)	19,404	1,967,178
Bristol-Myers Squibb Co	954,304	41,330,906
Collegium Pharmaceutical Inc (b)	14,839	443,093
Corcept Therapeutics Inc (b)	44,078	2,960,719
CorMedix Inc (b)	31,983	373,242
Edgewise Therapeutics Inc (b)	33,012	470,751
Elanco Animal Health Inc (b)	234,732	3,211,134
Eli Lilly & Co	368,761	272,908,953
Enliven Therapeutics Inc (b)	18,741	352,518
Esperion Therapeutics Inc (b)	78,298	111,183
Evolus Inc (b)	21,978	196,044
EyePoint Pharmaceuticals Inc (b)	31,021	304,626
Fulcrum Therapeutics Inc (b)	19,589	131,834
Harmony Biosciences Holdings Inc (b)	18,233	641,437
Harrow Inc (b)	15,048	477,924
Innoviva Inc (b)(c)	25,092	455,922
Jazz Pharmaceuticals PLC (b)	28,768	3,297,676
Johnson & Johnson	1,127,863	185,804,151
LENZ Therapeutics Inc (b)	7,400	220,298
Ligand Pharmaceuticals Inc (b)	9,144	1,203,168
Liquidia Corp (b)(c)	23,783	444,504
Merck & Co Inc	1,177,259	91,967,473
Mind Medicine MindMed Inc (b)(c)	33,158	301,406
Nektar Therapeutics (b)	4,937	107,034
Nuvation Bio Inc Class A (b)	114,878	271,112
Ocular Therapeutix Inc (b)	61,640	713,791
Omeros Corp (b)(c)	26,430	102,284
Organon & Co	124,667	1,209,270
Pacira BioSciences Inc (b)	21,208	447,277
Perrigo Co PLC	63,962	1,705,867
Pfizer Inc	2,665,926	62,089,417
Phathom Pharmaceuticals Inc (b)(c)	20,273	173,131
Phibro Animal Health Corp Class A	9,311	246,742
Prestige Consumer Healthcare Inc (b)	23,082	1,706,914
Royalty Pharma PLC Class A	169,626	6,242,237
Septerna Inc (c)	7,421	92,095
SIGA Technologies Inc	18,639	123,204
Supernus Pharmaceuticals Inc (b)	26,594	933,449
Tarsus Pharmaceuticals Inc (b)	18,180	705,748
Terns Pharmaceuticals Inc (b)	25,458	148,420
Theravance Biopharma Inc (b)	16,315	182,075
Third Harmonic Bio Inc (b)	9,227	49,641
Trevi Therapeutics Inc (b)	35,346	261,737
Veru Inc (b)	74,572	36,145
Viatris Inc	550,549	4,811,798
WaVe Life Sciences Ltd (b)	57,483	465,612
Xeris Biopharma Holdings Inc (b)	73,198	372,578
Xeris Biopharma Holdings Inc rights (b)(d)	8,992	0
Zevra Therapeutics Inc (b)	22,379	248,631
Zoetis Inc Class A	208,894	30,454,656
		725,754,669
TOTAL HEALTH CARE		2,575,139,482

Industrials - 9.8%
Aerospace & Defense - 2.2%
AAR Corp (b)	16,428	1,227,336
AeroVironment Inc (b)	13,147	3,518,663
AerSale Corp (b)	13,616	82,241
Archer Aviation Inc Class A (b)	230,833	2,315,255
Astronics Corp (b)	14,490	523,379
ATI Inc (b)	66,077	5,083,964
Axon Enterprise Inc (b)	34,685	26,204,171
Boeing Co (b)	353,502	78,420,884
BWX Technologies Inc	42,885	6,515,518
Byrna Technologies Inc (b)(c)	8,212	182,389
Cadre Holdings Inc	12,527	414,268
Curtiss-Wright Corp	17,667	8,660,717
Ducommun Inc (b)	6,233	567,078
GE Aerospace	499,843	135,497,440
General Dynamics Corp	118,109	36,803,945
HEICO Corp	19,060	6,228,808
HEICO Corp Class A	34,782	8,976,886
Hexcel Corp	37,859	2,268,133
Howmet Aerospace Inc	189,306	34,031,540
Huntington Ingalls Industries Inc	18,451	5,145,246
Intuitive Machines Inc Class A (b)	47,881	534,352
Kratos Defense & Security Solutions Inc (b)	78,205	4,590,634
L3Harris Technologies Inc	87,706	24,103,363
Leonardo DRS Inc	35,130	1,461,408
Loar Holdings Inc (b)	12,722	940,283
Lockheed Martin Corp	97,766	41,157,531
Mercury Systems Inc (b)	23,424	1,231,868
Moog Inc Class A	13,210	2,557,192
National Presto Industries Inc	2,352	226,850
Northrop Grumman Corp	63,453	36,587,634
Redwire Corp Class A (b)	23,140	330,671
Rocket Lab Corp (c)	170,586	7,833,309
RTX Corp	626,181	98,667,340
Spirit AeroSystems Holdings Inc Class A (b)	54,545	2,149,073
StandardAero Inc	61,366	1,751,999
Textron Inc	84,510	6,572,343
TransDigm Group Inc	26,322	42,337,884
V2X Inc (b)	6,844	324,269
Virgin Galactic Holdings Inc Class A (b)(c)	21,610	82,118
Woodward Inc	27,892	7,170,475
		643,278,457
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	55,628	6,415,021
Expeditors International of Washington Inc	64,168	7,458,888
FedEx Corp	103,384	23,105,290
Forward Air Corp Class A (b)(c)	10,181	309,401
GXO Logistics Inc (b)	53,479	2,658,441
Hub Group Inc Class A	27,891	976,743
United Parcel Service Inc Class B	344,024	29,641,108
		70,564,892
Building Products - 0.7%
A O Smith Corp	54,538	3,860,745
AAON Inc	31,452	2,626,242
Advanced Drainage Systems Inc	33,249	3,815,323
Allegion plc	40,378	6,699,518
American Woodmark Corp (b)	6,850	360,379
Apogee Enterprises Inc	10,311	432,959
Armstrong World Industries Inc	20,337	3,826,813
AZZ Inc	13,918	1,524,021
Builders FirstSource Inc (b)	51,872	6,594,487
Carlisle Cos Inc	20,202	7,165,851
Carrier Global Corp	373,784	25,649,058
CSW Industrials Inc	7,824	2,030,172
Fortune Brands Innovations Inc	56,081	3,058,658
Gibraltar Industries Inc (b)	14,019	925,675
Griffon Corp	18,397	1,495,124
Hayward Holdings Inc (b)	65,948	1,014,280
Insteel Industries Inc	8,962	323,527
Janus International Group Inc (b)	66,443	569,417
JELD-WEN Holding Inc (b)	37,368	168,155
Johnson Controls International plc	308,258	32,367,090
Lennox International Inc	14,979	9,122,211
Masco Corp	98,750	6,727,838
Masterbrand Inc (b)	58,425	644,428
Owens Corning	40,085	5,589,052
Quanex Building Products Corp	21,543	419,658
Resideo Technologies Inc (b)	70,809	1,933,086
Simpson Manufacturing Co Inc	19,503	3,499,423
Tecnoglass Inc	10,205	796,296
Trane Technologies PLC	104,481	45,771,036
Trex Co Inc (b)	50,517	3,245,212
UFP Industries Inc	28,335	2,776,830
Zurn Elkay Water Solutions Corp	66,339	2,935,501
		187,968,065
Commercial Services & Supplies - 0.6%
ABM Industries Inc	29,189	1,346,489
ACCO Brands Corp	41,985	157,444
ACV Auctions Inc Class A (b)	80,712	1,146,918
Brady Corp Class A	20,730	1,462,916
BrightView Holdings Inc (b)	33,237	530,130
Brink's Co/The	19,671	1,718,065
Casella Waste Systems Inc Class A (b)	29,343	3,190,464
CECO Environmental Corp (b)	13,123	589,879
Cintas Corp	160,888	35,805,624
Clean Harbors Inc (b)	23,635	5,573,369
Copart Inc (b)	412,346	18,691,644
CoreCivic Inc (b)	50,834	1,018,713
Deluxe Corp	20,625	332,063
Driven Brands Holdings Inc (b)	26,682	450,926
Ennis Inc	12,551	223,408
Enviri Corp (b)	36,544	328,896
GEO Group Inc/The (b)	64,694	1,676,868
Healthcare Services Group Inc (b)	33,954	441,742
HNI Corp	22,003	1,131,834
Interface Inc	26,593	548,348
Liquidity Services Inc (b)	10,343	246,991
MillerKnoll Inc	31,488	597,642
Montrose Environmental Group Inc (b)	14,610	331,501
MSA Safety Inc	18,510	3,292,374
OPENLANE Inc (b)	50,944	1,255,260
Perma-Fix Environmental Services Inc (b)(c)	9,135	105,235
Pitney Bowes Inc	73,515	835,130
Quad/Graphics Inc Class A	13,823	73,677
Republic Services Inc	95,086	21,931,586
Rollins Inc	131,968	7,557,807
Steelcase Inc Class A	43,871	453,187
Tetra Tech Inc	123,939	4,553,519
UniFirst Corp/MA	7,006	1,198,236
Veralto Corp	116,059	12,166,465
Vestis Corp	52,161	316,096
Virco Mfg. Corp	5,465	42,299
VSE Corp	8,449	1,322,606
Waste Management Inc	171,435	39,286,045
		171,931,396
Construction & Engineering - 0.4%
AECOM	61,928	6,981,763
Ameresco Inc Class A (b)	15,602	263,986
API Group Corp (b)	171,050	6,169,774
Arcosa Inc	22,689	1,948,531
Argan Inc	6,001	1,470,125
Bowman Consulting Group Ltd (b)	6,533	226,564
Comfort Systems USA Inc	16,509	11,610,780
Construction Partners Inc Class A (b)	22,271	2,246,030
Dycom Industries Inc (b)	13,512	3,632,161
EMCOR Group Inc	20,973	13,160,348
Everus Construction Group Inc	23,750	1,763,675
Fluor Corp (b)	77,163	4,380,544
Granite Construction Inc	20,606	1,946,649
Great Lakes Dredge & Dock Corp (b)	30,963	343,070
IES Holdings Inc (b)	3,947	1,393,567
Limbach Holdings Inc (b)	4,982	682,534
MasTec Inc (b)	28,684	5,427,300
Matrix Service Co (b)	11,343	173,320
MYR Group Inc (b)	7,268	1,406,358
NWPX Infrastructure Inc (b)	5,134	214,499
Orion Group Holdings Inc (b)	17,220	127,599
Primoris Services Corp	25,595	2,410,281
Quanta Services Inc	69,492	28,222,786
Sterling Infrastructure Inc (b)	14,196	3,798,708
Tutor Perini Corp (b)	20,869	1,004,842
Valmont Industries Inc	9,420	3,428,409
WillScot Holdings Corp	85,165	2,499,593
		106,933,796
Electrical Equipment - 1.1%
Acuity Inc	14,306	4,454,173
Allient Inc	6,854	276,285
American Superconductor Corp (b)	18,238	1,036,830
AMETEK Inc	108,261	20,012,046
Array Technologies Inc (b)(c)	66,655	433,258
Atkore Inc	15,943	1,227,930
Blink Charging Co (b)(c)	40,208	39,138
Bloom Energy Corp Class A (b)(c)	94,391	3,529,279
ChargePoint Holdings Inc Class A (b)(c)	9,009	82,793
Eaton Corp PLC	183,460	70,580,731
Emerson Electric Co	263,741	38,376,953
EnerSys	18,331	1,693,234
Enovix Corp Class B (b)	77,961	1,044,677
Enovix Corp warrants 10/1/2026 (b)	1	4
Eos Energy Enterprises Inc (b)(c)	108,787	620,086
Fluence Energy Inc Class A (b)(c)	28,586	232,118
FuelCell Energy Inc (b)	8,938	44,332
GE Vernova Inc	127,952	84,485,426
Generac Holdings Inc (b)	27,580	5,369,550
GrafTech International Ltd (b)	85,582	118,959
Hubbell Inc	25,000	10,937,000
Hyliion Holdings Corp Class A (b)	53,436	80,154
LSI Industries Inc	13,128	240,242
Net Power Inc Class A (b)(c)	16,161	46,544
NEXTracker Inc Class A (b)	67,317	3,921,888
NuScale Power Corp Class A (b)(c)	56,038	2,813,668
nVent Electric PLC	77,425	6,071,669
Plug Power Inc (b)(c)	471,515	707,273
Powell Industries Inc (c)	4,360	1,033,756
Preformed Line Products Co	1,358	209,580
Regal Rexnord Corp	31,172	4,765,575
Rockwell Automation Inc	52,876	18,597,018
Sensata Technologies Holding PLC	68,563	2,108,998
SES AI Corp Class A (b)	89,727	116,645
Shoals Technologies Group Inc (b)	77,169	415,941
Sunrun Inc (b)	107,027	1,098,097
Thermon Group Holdings Inc (b)	15,371	434,692
Vertiv Holdings Co Class A	178,746	26,025,418
Vicor Corp (b)	10,583	470,309
		313,752,269
Ground Transportation - 0.9%
ArcBest Corp	10,708	783,076
Avis Budget Group Inc (b)	7,855	1,337,235
Covenant Logistics Group Inc Class A	7,275	175,691
CSX Corp	880,150	31,280,531
Ftai Infrastructure Inc	51,735	324,378
Heartland Express Inc	20,647	161,460
Hertz Global Holdings Inc (b)(c)	56,577	362,659
JB Hunt Transport Services Inc	36,877	5,312,132
Knight-Swift Transportation Holdings Inc	76,636	3,257,030
Landstar System Inc	16,445	2,193,270
Lyft Inc Class A (b)	174,943	2,459,699
Marten Transport Ltd	28,264	343,690
Norfolk Southern Corp	105,675	29,377,650
Old Dominion Freight Line Inc	87,203	13,015,048
Proficient Auto Logistics Inc (b)	8,557	59,128
RXO Inc (b)	67,516	1,043,122
Ryder System Inc	19,472	3,460,369
Saia Inc (b)	12,507	3,780,116
Schneider National Inc Class B	21,549	526,873
U-Haul Holding Co (b)	5,913	342,126
U-Haul Holding Co Class N	45,380	2,359,760
Uber Technologies Inc (b)	980,333	86,024,221
Union Pacific Corp	279,910	62,131,623
Universal Logistics Holdings Inc	3,545	84,831
Werner Enterprises Inc	28,673	794,816
XPO Inc (b)	55,211	6,641,331
		257,631,865
Industrial Conglomerates - 0.4%
3M Co	252,468	37,673,274
Honeywell International Inc	301,290	66,991,832
		104,665,106
Machinery - 1.8%
3D Systems Corp (b)(c)	60,723	98,978
AGCO Corp	28,850	3,403,435
Alamo Group Inc	4,851	1,079,736
Albany International Corp Class A	14,301	774,971
Allison Transmission Holdings Inc	39,548	3,562,088
Astec Industries Inc	10,677	423,450
Atmus Filtration Technologies Inc	38,800	1,509,708
Blue Bird Corp (b)	14,886	666,744
Caterpillar Inc	220,417	96,547,055
Chart Industries Inc (b)	20,974	4,170,260
CNH Industrial NV Class A	410,638	5,321,868
Columbus McKinnon Corp/NY	12,978	190,128
Crane Co	22,990	4,500,752
Cummins Inc	64,604	23,749,722
Deere & Co	118,324	62,045,556
Donaldson Co Inc	56,349	4,055,438
Douglas Dynamics Inc	10,644	304,418
Dover Corp	64,448	11,674,111
Energy Recovery Inc (b)	26,401	355,093
Enerpac Tool Group Corp Class A	25,032	963,982
Enpro Inc	9,862	2,094,787
Esab Corp	27,078	3,633,055
ESCO Technologies Inc	12,046	2,333,310
Federal Signal Corp	28,498	3,606,992
Flowserve Corp	61,158	3,427,294
Fortive Corp	159,712	7,654,996
Franklin Electric Co Inc	18,516	1,739,578
Gates Industrial Corp PLC (b)	107,353	2,662,354
Gorman-Rupp Co/The	9,346	384,681
Graco Inc	78,494	6,591,926
Graham Corp (b)	4,663	266,490
Greenbrier Cos Inc/The	14,655	666,803
Helios Technologies Inc	15,352	563,265
Hillenbrand Inc	33,590	695,649
Hillman Solutions Corp Class A (b)	94,178	743,064
Hyster-Yale Inc Class A	5,048	212,066
IDEX Corp	35,508	5,805,913
Illinois Tool Works Inc	125,019	32,001,113
Ingersoll Rand Inc	189,049	15,999,217
ITT Inc	36,984	6,285,801
JBT Marel Corp	21,812	3,005,694
Kadant Inc	5,477	1,822,581
Kennametal Inc	36,585	905,845
Lincoln Electric Holdings Inc	26,263	6,395,041
Lindsay Corp	5,000	682,550
Manitowoc Co Inc/The (b)	16,169	206,155
Mayville Engineering Co Inc (b)	5,704	95,656
Middleby Corp/The (b)	25,035	3,635,082
Miller Industries Inc/TN (c)	5,290	215,568
Mueller Industries Inc	51,975	4,437,106
Mueller Water Products Inc Class A1	73,215	1,812,803
Nordson Corp	25,265	5,412,016
Oshkosh Corp	30,258	3,828,545
Otis Worldwide Corp	185,046	15,856,592
PACCAR Inc	246,196	24,314,317
Parker-Hannifin Corp	59,901	43,841,542
Pentair PLC	77,144	7,884,117
Proto Labs Inc (b)	11,404	491,740
RBC Bearings Inc (b)	14,748	5,712,490
REV Group Inc	24,095	1,193,907
Snap-on Inc	24,520	7,875,579
SPX Technologies Inc (b)	21,822	3,980,115
Standex International Corp	5,965	982,674
Stanley Black & Decker Inc	72,845	4,927,964
Symbotic Inc Class A (b)(c)	19,166	1,034,006
Tennant CO	8,656	714,466
Terex Corp	30,967	1,574,982
Timken Co/The	29,645	2,255,688
Titan International Inc (b)	21,825	184,640
Toro Co/The	46,595	3,459,679
Trinity Industries Inc	38,266	891,598
Wabash National Corp	19,442	193,642
Watts Water Technologies Inc Class A	12,974	3,403,340
Westinghouse Air Brake Technologies Corp	80,197	15,401,834
Worthington Enterprises Inc	14,315	887,101
Xylem Inc/NY	113,993	16,485,668
		518,768,170
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	21,147	336,872
Kirby Corp (b)	26,145	2,491,880
Matson Inc	15,204	1,623,483
		4,452,235
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	56,776	3,006,857
Allegiant Travel Co (b)	6,625	342,115
American Airlines Group Inc (b)	309,126	3,551,858
Blade Air Mobility Inc (b)	27,608	110,155
Delta Air Lines Inc	306,379	16,302,427
Frontier Group Holdings Inc (b)(c)	36,434	159,581
JetBlue Airways Corp (b)(c)	140,080	621,955
Joby Aviation Inc Class A (b)(c)	234,228	3,902,238
SkyWest Inc (b)	19,169	2,222,837
Southwest Airlines Co	267,077	8,260,692
Sun Country Airlines Holdings Inc (b)	18,193	210,857
United Airlines Holdings Inc (b)	153,218	13,530,682
		52,222,254
Professional Services - 0.8%
Alight Inc Class A	208,194	1,115,920
Amentum Holdings Inc	70,691	1,765,154
Automatic Data Processing Inc	190,212	58,870,614
Barrett Business Services Inc	11,934	548,606
BlackSky Technology Inc Class A (b)(c)	11,803	227,090
Booz Allen Hamilton Holding Corp Class A	59,345	6,369,499
Broadridge Financial Solutions Inc	55,131	13,645,474
CACI International Inc (b)	10,342	4,763,215
Cbiz Inc (b)	25,100	1,534,112
Clarivate PLC (b)(c)	203,824	784,722
Concentrix Corp	21,433	1,113,873
Conduent Inc (b)	71,279	189,602
CRA International Inc	3,120	551,179
CSG Systems International Inc	12,706	793,617
Dayforce Inc (b)	74,636	4,304,258
Dun & Bradstreet Holdings Inc	144,342	1,313,512
Equifax Inc	58,185	13,977,783
ExlService Holdings Inc (b)	75,834	3,293,471
Exponent Inc	23,826	1,643,041
First Advantage Corp (b)(c)	27,399	473,729
Franklin Covey Co (b)	5,067	99,871
FTI Consulting Inc (b)	15,695	2,610,863
Genpact Ltd	75,804	3,339,166
Heidrick & Struggles International Inc	9,399	418,537
Huron Consulting Group Inc (b)	7,516	992,713
ICF International Inc	8,620	723,132
Innodata Inc (b)(c)	13,110	719,739
Insperity Inc	17,123	1,020,188
Jacobs Solutions Inc	56,426	8,005,157
KBR Inc	60,512	2,828,331
Kelly Services Inc Class A	14,586	178,679
Kforce Inc	8,201	285,805
Korn Ferry	24,333	1,724,480
Legalzoom.com Inc (b)	51,151	459,847
Leidos Holdings Inc	60,344	9,633,920
ManpowerGroup Inc	21,717	895,826
Maximus Inc	26,427	1,951,898
Mistras Group Inc (b)	9,679	76,851
NV5 Global Inc (b)	23,804	534,400
Parsons Corp (b)	22,348	1,658,222
Paychex Inc	150,473	21,717,768
Paycom Software Inc	22,902	5,302,729
Paylocity Holding Corp (b)	20,113	3,718,491
Planet Labs PBC Class A (b)	103,232	645,200
Resolute Holdings Management Inc (c)	1,842	74,656
Resources Connection Inc	13,947	70,572
Robert Half Inc	46,997	1,734,659
Science Applications International Corp	22,064	2,459,695
Spire Global Inc Class A (b)	13,413	134,532
SS&C Technologies Holdings Inc	100,986	8,632,283
TransUnion	91,637	8,722,926
TriNet Group Inc	14,150	959,512
TrueBlue Inc (b)	16,066	115,997
TTEC Holdings Inc (b)	7,974	39,710
UL Solutions Inc Class A	29,645	2,167,642
Upwork Inc (b)	58,118	695,091
Verisk Analytics Inc	65,556	18,271,113
Verra Mobility Corp Class A (b)	74,845	1,890,585
Willdan Group Inc (b)	6,446	549,844
		233,339,101
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	48,862	2,706,955
Alta Equipment Group Inc Class A	8,344	64,748
Applied Industrial Technologies Inc	17,910	4,862,565
BlueLinx Holdings Inc (b)	3,878	284,141
Boise Cascade Co	17,715	1,484,694
Core & Main Inc Class A (b)	88,537	5,634,495
Custom Truck One Source Inc Class A (b)	24,961	154,509
Distribution Solutions Group Inc (b)	4,410	132,167
DNOW Inc (b)	48,687	757,570
DXP Enterprises Inc/TX (b)	5,793	656,115
Fastenal Co	538,292	24,831,410
Ferguson Enterprises Inc	93,207	20,815,919
FTAI Aviation Ltd	48,014	6,607,207
GATX Corp	16,837	2,570,842
Global Industrial Co	6,148	209,401
GMS Inc (b)	17,943	1,967,271
Herc Holdings Inc	15,225	1,778,432
Hudson Technologies Inc (b)	17,880	167,893
McGrath RentCorp	11,473	1,431,716
Mrc Global Inc (b)	38,993	572,417
MSC Industrial Direct Co Inc Class A	20,951	1,814,776
NPK International Inc (b)	40,197	362,577
QXO Inc (b)	226,637	4,546,338
Rush Enterprises Inc Class A	28,820	1,560,315
SiteOne Landscape Supply Inc (b)	20,935	2,885,471
Titan Machinery Inc (b)	10,469	202,261
Transcat Inc (b)	4,284	327,426
United Rentals Inc	30,452	26,887,289
Watsco Inc	16,385	7,387,669
Wesco International Inc	20,953	4,336,433
Willis Lease Finance Corp	1,292	182,921
WW Grainger Inc	20,493	21,303,293
Xometry Inc Class A (b)	22,003	711,577
		150,198,813
TOTAL INDUSTRIALS		2,815,706,419

Information Technology - 31.7%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	32,528	302,185
Applied Optoelectronics Inc (b)(c)	24,725	565,461
Arista Networks Inc	482,975	59,512,180
Aviat Networks Inc (b)	5,286	114,177
Calix Inc (b)	27,129	1,537,943
Ciena Corp (b)	66,708	6,193,171
Cisco Systems Inc	1,864,192	126,914,191
Clearfield Inc (b)	5,418	237,363
CommScope Holding Co Inc (b)	99,973	819,779
Digi International Inc (b)	16,929	552,055
Extreme Networks Inc (b)	61,198	1,080,757
F5 Inc (b)	26,921	8,437,580
Harmonic Inc (b)	54,542	464,152
Lumentum Holdings Inc (b)	32,741	3,604,129
Motorola Solutions Inc	78,228	34,340,527
Netgear Inc (b)	13,356	310,527
NetScout Systems Inc (b)	33,323	713,779
Ribbon Communications Inc (b)	42,722	160,634
Viasat Inc (b)	39,423	647,720
Viavi Solutions Inc (b)	102,399	1,029,110
		247,537,420
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)	11,827	77,467
Advanced Energy Industries Inc	17,554	2,438,602
Aeva Technologies Inc (b)	15,464	288,249
Amphenol Corp Class A	567,101	60,401,928
Arlo Technologies Inc (b)	49,949	809,174
Arrow Electronics Inc (b)	24,322	2,821,352
Avnet Inc	39,361	2,083,771
Badger Meter Inc	13,812	2,607,153
Bel Fuse Inc Class B	5,091	662,034
Belden Inc	18,520	2,289,998
Benchmark Electronics Inc	16,805	646,993
CDW Corp/DE	61,658	10,751,922
Climb Global Solutions Inc	1,759	207,562
Cognex Corp	78,467	3,199,100
Coherent Corp (b)	72,945	7,848,882
Corning Inc	361,957	22,890,161
Crane NXT Co	22,819	1,354,079
CTS Corp	14,053	550,737
Daktronics Inc (b)	20,360	330,239
ePlus Inc (b)	12,267	794,656
Evolv Technologies Holdings Inc Class A (b)	53,460	350,430
Flex Ltd (b)	179,460	8,949,670
Insight Enterprises Inc (b)	12,758	1,512,844
IPG Photonics Corp (b)	12,192	913,059
Itron Inc (b)	21,256	2,647,222
Jabil Inc	50,344	11,235,270
Keysight Technologies Inc (b)	80,932	13,265,564
Kimball Electronics Inc (b)	11,430	214,427
Knowles Corp (b)	40,781	828,262
Lightwave Logic Inc (b)(c)	55,398	129,077
Littelfuse Inc	11,568	2,976,793
Methode Electronics Inc	16,157	105,990
MicroVision Inc (b)(c)	121,235	134,571
Mirion Technologies Inc Class A (b)	87,326	1,951,736
Napco Security Technologies Inc	16,932	516,934
nLight Inc (b)	23,771	499,429
Novanta Inc (b)	16,870	2,075,347
OSI Systems Inc (b)	7,273	1,607,406
Ouster Inc Class A (b)	22,047	515,459
PAR Technology Corp (b)	19,022	1,156,157
PC Connection Inc	5,717	352,110
Plexus Corp (b)	12,607	1,607,393
Powerfleet Inc NJ (b)(c)	55,637	225,886
Ralliant Corp	53,015	2,423,846
Red Cat Holdings Inc (b)(c)	29,823	246,934
Rogers Corp (b)	7,810	512,180
Sanmina Corp (b)	25,001	2,901,116
ScanSource Inc (b)	10,131	393,488
SmartRent Inc Class A (b)	74,843	75,591
TD SYNNEX Corp	35,031	5,058,126
Teledyne Technologies Inc (b)	22,001	12,122,991
Trimble Inc (b)	111,905	9,387,710
TTM Technologies Inc (b)	47,796	2,258,361
Vishay Intertechnology Inc	51,713	847,576
Vishay Precision Group Inc (b)	5,481	145,356
Vontier Corp	69,226	2,870,802
Zebra Technologies Corp Class A (b)	23,839	8,081,898
		224,151,070
IT Services - 1.0%
Akamai Technologies Inc (b)	68,800	5,250,128
Amdocs Ltd	52,691	4,497,704
Applied Digital Corp (b)(c)	84,342	1,108,254
ASGN Inc (b)	20,428	1,024,260
Backblaze Inc Class A (b)	19,027	94,944
BigBear.ai Holdings Inc (b)(c)	64,217	407,778
BigCommerce Holdings Inc (b)	29,279	139,954
Cloudflare Inc Class A (b)	145,648	30,248,177
Cognizant Technology Solutions Corp Class A	231,074	16,581,870
Couchbase Inc (b)	20,310	492,721
DigitalOcean Holdings Inc (b)	29,309	816,549
DXC Technology Co (b)	87,726	1,193,951
EPAM Systems Inc (b)	26,678	4,207,387
Fastly Inc Class A (b)	64,136	435,483
Gartner Inc (b)	36,068	12,214,428
GoDaddy Inc Class A (b)	66,712	10,779,325
Grid Dynamics Holdings Inc (b)	28,225	267,855
Hackett Group Inc/The	11,667	272,891
IBM Corporation	435,683	110,293,151
Kyndryl Holdings Inc (b)	109,041	4,118,479
MongoDB Inc Class A (b)	38,013	9,042,913
Okta Inc Class A (b)	78,547	7,681,897
Rackspace Technology Inc (b)	31,165	37,709
Snowflake Inc (b)	156,453	34,967,246
TSS Inc/MD (b)(c)	6,772	184,198
Twilio Inc Class A (b)	71,451	9,217,179
Unisys Corp (b)	34,983	144,480
VeriSign Inc	37,848	10,176,192
		275,897,103
Semiconductors & Semiconductor Equipment - 12.1%
ACM Research Inc Class A (b)	23,769	721,627
Advanced Micro Devices Inc (b)	760,119	134,016,581
Aehr Test Systems (b)(c)	12,725	215,053
Alpha & Omega Semiconductor Ltd (b)	11,084	282,309
Ambarella Inc (b)	18,702	1,236,015
Amkor Technology Inc	52,679	1,188,438
Analog Devices Inc	232,536	52,234,562
Applied Materials Inc	380,859	68,577,472
Atomera Inc (b)(c)	17,572	87,859
Axcelis Technologies Inc (b)	15,010	1,016,027
Broadcom Inc	2,204,179	647,367,372
CEVA Inc (b)	11,001	235,091
Cirrus Logic Inc (b)	24,795	2,497,104
Cohu Inc (b)	21,631	386,330
Credo Technology Group Holding Ltd (b)	68,331	7,622,323
Diodes Inc (b)	21,400	1,056,518
Enphase Energy Inc (b)	61,255	1,982,212
Entegris Inc	71,140	5,581,644
First Solar Inc (b)	50,305	8,789,793
FormFactor Inc (b)	36,102	1,025,658
Ichor Holdings Ltd (b)	15,392	304,608
Impinj Inc (b)	10,994	1,699,453
Intel Corp	2,045,378	40,498,484
KLA Corp	61,995	54,495,465
Kopin Corp (b)	78,438	140,404
Lam Research Corp	599,693	56,874,884
Lattice Semiconductor Corp (b)	64,236	3,200,880
MACOM Technology Solutions Holdings Inc (b)	27,987	3,838,137
Marvell Technology Inc	405,082	32,556,440
MaxLinear Inc Class A (b)	37,378	591,320
Microchip Technology Inc	252,351	17,056,404
Micron Technology Inc	523,935	57,182,266
MKS Inc	31,319	2,980,942
Monolithic Power Systems Inc	22,476	15,985,830
Navitas Semiconductor Corp Class A (b)(c)	63,189	463,175
NVE Corp	2,246	142,239
NVIDIA Corp	11,432,375	2,033,476,541
ON Semiconductor Corp (b)	195,756	11,032,808
Onto Innovation Inc (b)	22,821	2,162,290
PDF Solutions Inc (b)	14,225	316,222
Penguin Solutions Inc (b)	24,454	576,381
Photronics Inc (b)	29,769	606,097
Power Integrations Inc	26,559	1,288,643
Qorvo Inc (b)	43,925	3,672,130
QUALCOMM Inc	514,289	75,477,054
Rambus Inc (b)	50,148	3,707,442
Rigetti Computing Inc Class A (b)(c)	119,162	1,727,849
Semtech Corp (b)	40,857	2,087,793
Silicon Laboratories Inc (b)	15,121	1,992,494
SiTime Corp (b)	9,762	1,980,222
SkyWater Technology Inc (b)(c)	11,225	100,463
Skyworks Solutions Inc	70,459	4,829,260
SolarEdge Technologies Inc (b)(c)	27,803	713,425
Synaptics Inc (b)	18,260	1,144,902
Teradyne Inc	75,189	8,077,554
Texas Instruments Inc	425,842	77,102,953
Ultra Clean Holdings Inc (b)	20,600	463,912
Universal Display Corp	20,619	2,977,384
Veeco Instruments Inc (b)	29,633	615,774
		3,460,260,512
Software - 11.4%
8x8 Inc (b)	57,915	112,355
A10 Networks Inc	34,274	631,327
ACI Worldwide Inc (b)	49,711	2,115,700
Adeia Inc	50,275	651,061
Adobe Inc (b)	199,802	71,467,177
Agilysys Inc (b)	10,394	1,185,748
Alarm.com Holdings Inc (b)	23,083	1,261,024
Alkami Technology Inc (b)	31,165	694,668
Amplitude Inc Class A (b)	39,713	485,690
Appfolio Inc Class A (b)	10,835	2,897,062
Appian Corp Class A (b)	19,537	539,417
AppLovin Corp Class A (b)	103,864	40,579,665
Arteris Inc (b)	11,585	114,228
Asana Inc Class A (b)	44,639	655,301
Atlassian Corp Class A (b)	77,541	14,870,813
Aurora Innovation Inc Class A (b)	496,785	2,886,321
Autodesk Inc (b)	100,329	30,410,723
AvePoint Inc Class A (b)	53,022	1,011,660
Bentley Systems Inc Class B	72,739	4,217,407
BILL Holdings Inc (b)	44,939	1,925,636
Blackbaud Inc (b)	17,511	1,180,592
BlackLine Inc (b)	24,188	1,300,831
Blend Labs Inc Class A (b)	94,326	312,219
Box Inc Class A (b)	67,864	2,178,434
Braze Inc Class A (b)	31,830	887,102
C3.ai Inc Class A (b)(c)	55,288	1,302,585
Cadence Design Systems Inc (b)	128,042	46,680,272
Ccc Intelligent Solutions Holdings Inc Class A (b)	224,658	2,172,443
Cerence Inc (b)	20,582	177,005
Cipher Mining Inc (b)(c)	111,505	608,817
Circle Internet Group Inc Class A (c)	16,145	2,962,930
Cleanspark Inc (b)(c)	128,937	1,466,014
Clear Secure Inc Class A	43,262	1,272,335
Clearwater Analytics Holdings Inc Class A (b)	112,843	2,286,199
Commvault Systems Inc (b)	20,820	3,954,759
Confluent Inc Class A (b)	133,682	2,369,513
Consensus Cloud Solutions Inc (b)	9,156	184,768
Core Scientific Inc (b)	139,135	1,883,888
Crowdstrike Holdings Inc Class A (b)	116,777	53,083,321
Daily Journal Corp (b)(c)	423	169,022
Datadog Inc Class A (b)	149,847	20,975,583
Digimarc Corp (b)	6,348	75,795
Digital Turbine Inc (b)	43,887	239,184
Docusign Inc (b)	94,875	7,176,345
Dolby Laboratories Inc Class A	29,128	2,194,504
Domo Inc Class B (b)	16,615	273,483
Dropbox Inc Class A (b)	91,964	2,498,662
Dynatrace Inc (b)	140,513	7,392,389
E2open Parent Holdings Inc Class A (b)	95,188	314,120
Elastic NV (b)	40,923	3,425,255
Expensify Inc Class A (b)	22,932	46,551
Fair Isaac Corp (b)	11,417	16,403,032
Five9 Inc (b)(c)	37,162	959,894
Fortinet Inc (b)	297,924	29,762,608
Freshworks Inc Class A (b)	92,178	1,197,392
Gen Digital Inc	255,692	7,540,357
Gitlab Inc Class A (b)	59,278	2,596,969
Guidewire Software Inc (b)	39,252	8,879,587
HubSpot Inc (b)	24,714	12,842,630
I3 Verticals Inc Class A (b)	11,112	310,914
Informatica Inc Class A (b)	38,472	950,258
Intapp Inc (b)	25,499	1,021,235
InterDigital Inc	12,098	3,123,704
Intuit Inc	131,058	102,897,568
Jamf Holding Corp (b)	28,833	228,934
Klaviyo Inc Class A (b)	49,466	1,538,393
LiveRamp Holdings Inc (b)	30,800	1,010,856
Manhattan Associates Inc (b)	28,480	6,255,917
MARA Holdings Inc (b)(c)	164,262	2,641,333
Meridianlink Inc (b)	13,356	213,429
Microsoft Corp	3,484,147	1,858,792,425
MicroStrategy Inc Class A (b)	118,970	47,809,284
Mitek Systems Inc (b)	23,283	210,013
N-able Inc/US (b)	34,024	274,914
nCino Inc (b)(c)	42,844	1,196,419
NCR Voyix Corp (b)	65,042	885,872
NextNav Inc Class A (b)	30,680	453,757
Nutanix Inc Class A (b)	116,096	8,726,936
Olo Inc Class A (b)	55,712	583,862
OneSpan Inc	18,414	271,607
Onestream Inc Class A (b)	35,505	846,794
Ooma Inc (b)	11,437	130,153
Oracle Corp	762,458	193,488,967
PagerDuty Inc (b)	41,240	664,789
Palantir Technologies Inc Class A (b)	997,191	157,905,195
Palo Alto Networks Inc (b)	310,452	53,894,467
Pegasystems Inc	41,656	2,445,624
Pivotal Software Inc Class A rights (b)(d)	5,752	0
Porch Group Inc (b)	45,113	569,326
Procore Technologies Inc (b)	50,487	3,616,384
Progress Software Corp	20,356	978,716
PROS Holdings Inc (b)	19,973	313,376
PTC Inc (b)	56,223	12,077,263
Q2 Holdings Inc (b)	29,149	2,366,899
Qualys Inc (b)	17,056	2,269,642
Rapid7 Inc (b)	30,938	653,411
Red Violet Inc	5,241	232,334
Rekor Systems Inc (b)(c)	45,755	51,703
RingCentral Inc Class A (b)	36,970	942,365
Riot Platforms Inc (b)	145,766	1,954,722
Roper Technologies Inc	50,430	27,756,672
Rubrik Inc Class A (b)	57,968	5,504,062
Salesforce Inc	449,768	116,188,567
Samsara Inc Class A (b)	132,688	5,046,125
SEMrush Holdings Inc Class A (b)	16,451	147,401
SentinelOne Inc Class A (b)	148,369	2,721,087
Servicenow Inc (b)	97,048	91,527,910
SoundHound AI Inc Class A (b)(c)	172,370	1,780,582
Sprinklr Inc Class A (b)	56,047	504,983
Sprout Social Inc Class A (b)	23,279	399,235
SPS Commerce Inc (b)	17,699	1,926,802
Synopsys Inc (b)	72,506	45,930,376
Telos Corp (b)	23,100	59,367
Tenable Holdings Inc (b)	57,232	1,791,934
Teradata Corp (b)	44,855	938,815
Terawulf Inc (b)(c)	142,680	736,229
Tyler Technologies Inc (b)	20,200	11,808,112
UiPath Inc Class A (b)	194,893	2,289,993
Unity Software Inc (b)	142,556	4,755,668
Varonis Systems Inc (b)	52,523	2,932,359
Verint Systems Inc (b)	28,520	606,906
Veritone Inc (b)(c)	21,397	47,501
Vertex Inc Class A (b)	26,733	886,734
Viant Technology Inc Class A (b)	7,327	106,242
Weave Communications Inc (b)	18,305	133,627
Workday Inc Class A (b)	101,625	23,310,743
Workiva Inc Class A (b)	24,016	1,532,941
Xperi Inc (b)	20,670	124,433
Yext Inc (b)	49,696	403,532
Zeta Global Holdings Corp Class A (b)	98,649	1,543,857
Zoom Communications Inc Class A (b)	122,922	9,102,374
Zscaler Inc (b)	44,913	12,825,356
		3,280,110,657
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	7,001,561	1,453,314,017
CompoSecure Inc Class A (b)	19,849	282,054
Corsair Gaming Inc (b)	20,473	185,485
Dell Technologies Inc Class C	140,514	18,644,803
Diebold Nixdorf Inc (b)	17,300	973,817
Eastman Kodak Co (b)	35,571	238,326
Hewlett Packard Enterprise Co	616,662	12,758,737
HP Inc	442,702	10,979,010
Immersion Corp	15,581	108,600
IonQ Inc (b)(c)	105,511	4,206,724
NetApp Inc	95,492	9,943,582
Pure Storage Inc Class A (b)	145,591	8,665,576
Sandisk Corp/DE	63,172	2,711,342
Seagate Technology Holdings PLC	99,529	15,627,048
Super Micro Computer Inc (b)(c)	240,721	14,195,317
Turtle Beach Corp (b)	8,978	130,540
Western Digital Corp	163,236	12,845,041
Xerox Holdings Corp	52,808	213,872
		1,566,023,891
TOTAL INFORMATION TECHNOLOGY		9,053,980,653

Materials - 2.2%
Chemicals - 1.2%
AdvanSix Inc	12,436	250,212
Air Products and Chemicals Inc	104,364	30,044,308
Albemarle Corp	55,348	3,755,362
American Vanguard Corp (b)	17,173	66,287
Arq Inc (b)	14,648	78,367
Ashland Inc	21,692	1,118,440
ASP Isotopes Inc (b)(c)	26,853	243,557
Aspen Aerogels Inc (b)	30,175	231,141
Avient Corp	43,040	1,358,773
Axalta Coating Systems Ltd (b)	103,070	2,918,942
Balchem Corp	15,151	2,310,073
Cabot Corp	25,309	1,826,804
Celanese Corp	50,908	2,658,925
CF Industries Holdings Inc	75,900	7,045,797
Chemours Co/The	68,762	823,769
Corteva Inc	319,783	23,065,948
Dow Inc	333,009	7,755,780
DuPont de Nemours Inc	196,500	14,128,350
Eastman Chemical Co	54,608	3,965,087
Ecolab Inc	118,238	30,949,979
Ecovyst Inc (b)	51,278	441,504
Element Solutions Inc	104,169	2,458,388
FMC Corp	58,161	2,270,605
Ginkgo Bioworks Holdings Inc Class A (b)(c)	18,304	240,515
Hawkins Inc	8,869	1,448,130
HB Fuller Co	25,241	1,418,544
Huntsman Corp	74,954	727,054
Ingevity Corp (b)	16,621	694,592
Innospec Inc	11,663	931,874
International Flavors & Fragrances Inc	120,647	8,569,556
Intrepid Potash Inc (b)	4,913	163,505
Koppers Holdings Inc	9,244	303,758
Kronos Worldwide Inc	10,509	56,222
Linde PLC	220,521	101,496,995
LSB Industries Inc (b)	24,883	192,346
LyondellBasell Industries NV Class A1	120,834	6,999,914
Mativ Holdings Inc	24,011	158,953
Minerals Technologies Inc	14,882	865,388
Mosaic Co/The	148,906	5,362,105
NewMarket Corp	3,515	2,414,805
Olin Corp	53,965	1,022,097
Origin Materials Inc Class A (b)	76,148	55,435
Perimeter Solutions Inc	63,945	1,031,433
PPG Industries Inc	106,756	11,262,758
PureCycle Technologies Inc (b)(c)	69,419	930,909
Quaker Chemical Corp	6,297	720,503
Rayonier Advanced Materials Inc (b)	33,936	130,314
RPM International Inc	60,189	7,066,790
Scotts Miracle-Gro Co/The	20,089	1,258,777
Sensient Technologies Corp	19,770	2,219,973
Sherwin-Williams Co/The	108,058	35,754,231
Stepan Co	9,662	490,540
Trinseo PLC	17,088	45,624
Tronox Holdings PLC	53,067	169,284
Westlake Corp	15,612	1,238,032
		335,207,354
Construction Materials - 0.3%
Amrize Ltd (United States)	247,187	12,636,199
CRH PLC	316,548	30,214,507
Eagle Materials Inc	15,682	3,517,316
Knife River Corp (b)	26,333	2,171,946
Martin Marietta Materials Inc	28,247	16,238,635
United States Lime & Minerals Inc	4,850	482,963
Vulcan Materials Co	61,959	17,018,279
		82,279,845
Containers & Packaging - 0.3%
Amcor PLC	1,075,322	10,054,261
AptarGroup Inc	31,029	4,875,897
Ardagh Metal Packaging SA	65,651	259,978
Avery Dennison Corp	36,644	6,147,764
Ball Corp	130,198	7,455,137
Crown Holdings Inc	53,928	5,358,286
Graphic Packaging Holding CO	142,708	3,190,951
Greif Inc Class A	13,046	827,508
International Paper Co	247,510	11,568,617
Myers Industries Inc	17,264	252,918
O-I Glass Inc (b)	72,122	938,307
Packaging Corp of America	41,885	8,115,219
Ranpak Holdings Corp Class A (b)	19,855	72,470
Sealed Air Corp	70,583	2,065,964
Silgan Holdings Inc	37,742	1,756,135
Smurfit WestRock PLC	232,522	10,319,326
Sonoco Products Co	45,966	2,071,688
TriMas Corp	17,755	634,386
		75,964,812
Metals & Mining - 0.4%
Alcoa Corp	121,922	3,654,002
Alpha Metallurgical Resources Inc (b)	5,203	614,318
Carpenter Technology Corp	23,268	5,802,807
Century Aluminum Co (b)	23,968	507,642
Cleveland-Cliffs Inc (b)(c)	225,567	2,372,965
Coeur Mining Inc (b)	300,920	2,614,995
Commercial Metals Co	52,936	2,745,261
Compass Minerals International Inc (b)	16,305	324,959
Contango ORE Inc (b)	4,292	80,002
Freeport-McMoRan Inc	673,774	27,112,666
Hecla Mining Co	294,336	1,689,489
Idaho Strategic Resources Inc (b)(c)	5,919	97,072
Ivanhoe Electric Inc / US (b)(c)	41,871	400,287
Kaiser Aluminum Corp	7,359	568,924
Materion Corp	10,123	1,065,952
Mesabi Trust	6,173	180,622
Metallus Inc (b)	16,887	266,815
MP Materials Corp (b)(c)	56,647	3,483,791
Newmont Corp	521,902	32,410,114
Nucor Corp	108,306	15,495,339
Olympic Steel Inc	4,502	140,012
Piedmont Lithium Inc (b)(c)	9,473	69,152
Ramaco Resources Inc Class A (c)	11,820	240,537
Reliance Inc	24,622	7,143,581
Royal Gold Inc	30,906	4,679,787
Ryerson Holding Corp	12,418	255,811
Steel Dynamics Inc	64,795	8,265,250
SunCoke Energy Inc	38,898	287,456
Warrior Met Coal Inc	25,068	1,287,994
Worthington Steel Inc	16,806	512,919
		124,370,521
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	7,532	169,922
Louisiana-Pacific Corp	29,057	2,627,043
Sylvamo Corp	15,933	734,033
		3,530,998
TOTAL MATERIALS		621,353,530

Real Estate - 2.4%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	35,379	636,114
Alpine Income Property Trust Inc	7,702	108,213
American Assets Trust Inc	22,261	423,627
Armada Hoffler Properties Inc Class A	37,935	259,096
Broadstone Net Lease Inc Class A	88,870	1,443,249
CTO Realty Growth Inc	15,025	248,063
Essential Properties Realty Trust Inc	93,049	2,837,064
Gladstone Commercial Corp	22,156	291,351
Global Net Lease Inc	92,795	648,637
One Liberty Properties Inc	7,332	164,090
WP Carey Inc	102,842	6,598,343
		13,657,847
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	72,568	5,546,372
American Healthcare REIT Inc	74,502	2,878,757
CareTrust REIT Inc	89,552	2,847,754
Community Healthcare Trust Inc	12,348	189,789
Diversified Healthcare Trust	98,797	323,066
Global Medical REIT Inc	31,371	209,558
Healthcare Realty Trust Inc	165,240	2,538,086
Healthpeak Properties Inc	326,214	5,526,065
LTC Properties Inc	21,583	734,685
Medical Properties Trust Inc (c)	277,405	1,142,909
National Health Investors Inc	22,098	1,543,766
Omega Healthcare Investors Inc	135,595	5,274,646
Sabra Health Care REIT Inc	113,569	2,047,649
Sila Realty Trust Inc (c)	26,575	649,493
Universal Health Realty Income Trust	6,380	247,480
Ventas Inc	211,727	14,223,820
Welltower Inc	291,228	48,073,007
		93,996,902
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	104,548	1,228,439
Chatham Lodging Trust	25,115	171,284
DiamondRock Hospitality Co	95,950	740,734
Host Hotels & Resorts Inc	325,570	5,117,961
Park Hotels & Resorts Inc	95,731	1,020,492
Pebblebrook Hotel Trust	54,630	547,939
RLJ Lodging Trust	70,385	520,849
Ryman Hospitality Properties Inc	28,177	2,678,506
Service Properties Trust	77,121	202,828
Summit Hotel Properties Inc	50,482	263,516
Sunstone Hotel Investors Inc	92,917	813,024
Xenia Hotels & Resorts Inc	46,945	596,671
		13,902,243
Industrial REITs - 0.2%
Americold Realty Trust Inc	122,155	1,964,252
EastGroup Properties Inc	24,675	4,027,947
First Industrial Realty Trust Inc	61,735	3,007,729
Lineage Inc (c)	27,489	1,186,150
LXP Industrial Trust	138,882	1,077,724
Plymouth Industrial REIT Inc	18,961	275,314
Prologis Inc	435,116	46,461,687
Rexford Industrial Realty Inc	110,284	4,028,675
STAG Industrial Inc Class A	87,129	2,991,139
Terreno Realty Corp	48,203	2,674,784
		67,695,401
Office REITs - 0.1%
Brandywine Realty Trust	78,943	315,772
BXP Inc	68,445	4,478,356
COPT Defense Properties	53,461	1,458,416
Cousins Properties Inc	78,350	2,123,285
Douglas Emmett Inc	78,141	1,184,618
Easterly Government Properties Inc	20,830	458,260
Empire State Realty Trust Inc Class A	62,453	452,160
Highwoods Properties Inc	50,153	1,454,939
Hudson Pacific Properties Inc (b)	162,213	397,422
JBG SMITH Properties	35,409	749,963
Kilroy Realty Corp	49,740	1,833,416
NET Lease Office Properties (b)	6,906	229,210
Orion Properties Inc	22,412	58,719
Paramount Group Inc (b)	87,532	535,696
Peakstone Realty Trust	16,649	226,426
Piedmont Realty Trust Inc Class A1	56,438	426,671
Postal Realty Trust Inc Class A	11,398	156,267
SL Green Realty Corp	33,377	1,910,833
Vornado Realty Trust	78,001	2,996,798
		21,447,227
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	43,381	200,420
CBRE Group Inc Class A (b)	137,658	21,438,857
Compass Inc Class A (b)	200,883	1,595,011
CoStar Group Inc (b)	197,833	18,831,723
Cushman & Wakefield PLC (b)	107,213	1,306,926
Douglas Elliman Inc (b)	34,914	96,014
eXp World Holdings Inc	39,509	425,907
Forestar Group Inc (b)	8,716	216,157
Howard Hughes Holdings Inc (b)	14,216	977,066
Jones Lang LaSalle Inc (b)	22,409	6,058,497
Kennedy-Wilson Holdings Inc	53,628	392,557
Marcus & Millichap Inc	11,173	348,151
Newmark Group Inc Class A	72,553	1,100,629
Opendoor Technologies Inc Class A (b)(c)	308,613	567,848
RE/MAX Holdings Inc Class A (b)	8,338	64,119
RMR Group Inc/The Class A	8,663	139,128
Seaport Entertainment Group Inc (b)(c)	3,853	88,889
St Joe Co/The	17,496	883,548
Tejon Ranch Co (b)	11,393	204,618
Zillow Group Inc Class A (b)	26,640	2,044,620
Zillow Group Inc Class C (b)	73,571	5,852,573
		62,833,258
Residential REITs - 0.3%
American Homes 4 Rent Class A	149,168	5,174,638
Apartment Investment and Management Co Class A	58,373	490,917
AvalonBay Communities Inc	66,683	12,421,709
Camden Property Trust	50,035	5,463,822
Centerspace	7,859	427,765
Elme Communities	40,409	609,368
Equity LifeStyle Properties Inc	89,589	5,368,173
Equity Residential	160,132	10,120,342
Essex Property Trust Inc	30,148	7,843,907
Independence Realty Trust Inc	110,899	1,859,776
Invitation Homes Inc	267,541	8,200,132
Mid-America Apartment Communities Inc	54,823	7,808,440
NexPoint Residential Trust Inc	10,185	317,567
Sun Communities Inc	56,385	6,993,432
UDR Inc	141,562	5,561,971
UMH Properties Inc	37,763	614,782
Veris Residential Inc	36,923	519,876
		79,796,617
Retail REITs - 0.3%
Acadia Realty Trust	62,357	1,167,323
Agree Realty Corp	51,905	3,721,589
Alexander's Inc	1,017	255,460
Brixmor Property Group Inc	143,934	3,760,995
CBL & Associates Properties Inc	7,341	198,647
Curbline Properties Corp	43,689	965,527
Federal Realty Investment Trust	36,535	3,367,066
FrontView REIT Inc	9,759	114,863
Getty Realty Corp	24,394	677,909
InvenTrust Properties Corp	36,695	1,011,681
Kimco Realty Corp	318,669	6,765,343
Kite Realty Group Trust	103,140	2,267,017
Macerich Co/The	119,161	1,991,180
NETSTREIT Corp	38,020	693,105
NNN REIT Inc	88,544	3,653,325
Phillips Edison & Co Inc	60,676	2,050,242
Realty Income Corp	423,711	23,782,899
Regency Centers Corp	76,557	5,466,170
Saul Centers Inc	6,413	206,627
Simon Property Group Inc	143,734	23,542,193
SITE Centers Corp	23,171	249,552
Tanger Inc	53,211	1,597,394
Urban Edge Properties	58,106	1,145,850
Whitestone REIT	20,639	251,589
		88,903,546
Specialized REITs - 0.9%
American Tower Corp	219,455	45,732,228
Crown Castle Inc	203,905	21,428,376
CubeSmart	107,254	4,173,253
Digital Realty Trust Inc	148,461	26,194,459
EPR Properties	36,624	2,015,785
Equinix Inc	45,858	36,006,326
Extra Space Storage Inc	99,498	13,368,551
Farmland Partners Inc	20,053	209,955
Four Corners Property Trust Inc	47,234	1,192,186
Gaming and Leisure Properties Inc	128,973	5,878,589
Gladstone Land Corp	17,625	162,150
Iron Mountain Inc	138,447	13,479,200
Lamar Advertising Co Class A	41,276	5,045,991
Millrose Properties Inc Class A	56,098	1,682,379
National Storage Affiliates Trust	32,976	971,473
Outfront Media Inc	66,451	1,164,886
PotlatchDeltic Corp	33,322	1,362,537
Public Storage Operating Co	74,065	20,141,236
Rayonier Inc	65,665	1,530,651
Safehold Inc	21,006	293,874
SBA Communications Corp Class A	50,365	11,318,023
Uniti Group Inc (b)	114,143	607,241
VICI Properties Inc	495,366	16,148,932
Weyerhaeuser Co	341,288	8,549,264
		238,657,545
TOTAL REAL ESTATE		680,890,586

Utilities - 2.4%
Electric Utilities - 1.4%
ALLETE Inc	27,165	1,790,988
Alliant Energy Corp	120,197	7,814,007
American Electric Power Co Inc	250,478	28,339,081
Constellation Energy Corp	146,947	51,114,045
Duke Energy Corp	364,197	44,300,923
Edison International	180,445	9,404,793
Entergy Corp	209,304	18,927,361
Evergy Inc	107,553	7,614,752
Eversource Energy	172,358	11,392,864
Exelon Corp	473,265	21,268,529
FirstEnergy Corp	241,090	10,296,954
Hawaiian Electric Industries Inc (b)	79,301	850,107
IDACORP Inc	25,356	3,177,867
MGE Energy Inc	17,455	1,482,628
NextEra Energy Inc	965,184	68,585,976
NRG Energy Inc	91,675	15,328,060
OGE Energy Corp	94,290	4,282,652
Oklo Inc Class A (b)	41,556	3,182,774
Otter Tail Corp	19,634	1,515,352
PG&E Corp	1,031,032	14,455,069
Pinnacle West Capital Corp	55,849	5,061,036
Portland General Electric Co	51,270	2,108,222
PPL Corp	346,127	12,353,273
Southern Co/The	514,901	48,647,846
TXNM Energy Inc	43,215	2,454,180
Xcel Energy Inc	270,455	19,862,215
		415,611,554
Gas Utilities - 0.1%
Atmos Energy Corp	74,522	11,619,470
Chesapeake Utilities Corp	11,170	1,339,060
MDU Resources Group Inc	94,920	1,637,370
National Fuel Gas Co	42,178	3,660,629
New Jersey Resources Corp	46,863	2,151,480
Northwest Natural Holding Co	19,176	765,505
ONE Gas Inc	28,047	2,039,017
Southwest Gas Holdings Inc	28,112	2,196,672
Spire Inc	28,700	2,137,289
UGI Corp	100,092	3,621,329
		31,167,821
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	334,290	4,395,914
Clearway Energy Inc Class A	31,176	959,598
Clearway Energy Inc Class C	25,756	840,418
Hallador Energy Co (b)	14,907	262,959
Ormat Technologies Inc	26,834	2,399,228
Talen Energy Corp (b)	21,358	8,064,140
Vistra Corp	159,128	33,184,553
		50,106,810
Multi-Utilities - 0.6%
Ameren Corp	126,478	12,790,720
Avista Corp	37,468	1,397,556
Black Hills Corp	35,172	2,032,238
CenterPoint Energy Inc	305,388	11,855,162
CMS Energy Corp	140,115	10,340,487
Consolidated Edison Inc	169,211	17,513,339
Dominion Energy Inc	399,991	23,379,474
DTE Energy Co	97,195	13,452,760
NiSource Inc	220,081	9,342,438
Northwestern Energy Group Inc	29,159	1,565,838
Public Service Enterprise Group Inc	233,874	20,999,546
Sempra	305,869	24,983,381
Unitil Corp	7,458	384,684
WEC Energy Group Inc	149,436	16,300,479
		166,338,102
Water Utilities - 0.1%
American States Water Co	18,403	1,354,277
American Water Works Co Inc	91,353	12,811,345
Cadiz Inc (b)	29,077	92,464
California Water Service Group	27,349	1,243,559
Consolidated Water Co Ltd	6,867	199,761
Essential Utilities Inc	121,266	4,462,589
H2O America	15,156	731,883
Middlesex Water Co	8,157	420,901
York Water Co/The	6,624	200,442
		21,517,221
TOTAL UTILITIES		684,741,508

TOTAL UNITED STATES		28,344,063,613
TOTAL COMMON STOCKS (Cost $18,024,677,356)		28,574,597,398

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $5,188,829)	4.25	5,201,000	5,188,587

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	59,797,664	59,809,623
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	150,228,074	150,243,097
TOTAL MONEY MARKET FUNDS (Cost $210,052,720)			210,052,720

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $18,239,918,905)	28,789,838,705
NET OTHER ASSETS (LIABILITIES) - (0.4)% (f)	(123,768,991)
NET ASSETS - 100.0%	28,666,069,714

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	250	Sep 2025	79,678,125	2,324,914	2,324,914
CME E-Mini S&P MidCap 400 Index Contracts (United States)	13	Sep 2025	4,114,630	91,253	91,253
CME Russell 2000 Index Contracts (United States)	68	Sep 2025	7,548,680	127,700	127,700

TOTAL FUTURES CONTRACTS					2,543,867
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $339,584 or 0.0% of net assets.

(f)	Includes $439,000 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,188,587.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $10,531.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,045,242	1,523,976,553	1,507,212,172	1,855,551	-	-	59,809,623	59,797,664	0.1%
Fidelity Securities Lending Cash Central Fund	160,056,780	585,092,710	594,906,393	990,166	-	-	150,243,097	150,228,074	0.6%
Total	203,102,022	2,109,069,263	2,102,118,565	2,845,717	-	-	210,052,720

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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